UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00242

Natixis Funds Trust II

(Exact name of registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

Natixis Distribution, L.P.

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of March 31, 2018 (Unaudited)

ASG Dynamic Allocation Fund

Shares	Description	Value (†)
Exchange-Traded Funds – 42.3%
8,495	iShares® Core U.S. Aggregate Bond ETF	$911,089
13,661	iShares® Edge MSCI Min Vol Emerging Markets ETF	851,627
14,681	iShares® JP Morgan USD Emerging Markets Bond ETF	1,656,310
52,690	SPDR® Bloomberg Barclays International Treasury Bond ETF	1,554,882
7,854	Vanguard FTSE All World ex-U.S. Small-Cap ETF	936,511
20,419	Vanguard FTSE Developed Markets ETF	903,541
13,494	Vanguard FTSE Emerging Markets ETF	633,948
15,645	Vanguard FTSE Europe ETF	909,757
12,676	Vanguard FTSE Pacific ETF	924,714
10,716	Vanguard Intermediate-Term Corporate Bond ETF	909,145
14,049	Vanguard Mid-Cap ETF	2,166,496
29,245	Vanguard Total International Bond ETF	1,600,579
15,951	Vanguard Total Stock Market ETF	2,164,870
20,066	Vanguard Value ETF	2,070,410

	Total Exchange-Traded Funds (Identified Cost $16,383,395)	18,193,879

Principal Amount
Short-Term Investments – 56.6%
	Certificates of Deposit – 48.7%
$1,000,000	Credit Agricole Corporate & Investment Bank (NY), 1.570%, 4/02/2018	999,995
700,000	Landesbank Hessen (NY), 1.800%, 4/03/2018	700,009
500,000	Cooperatieve Rabobank U.A. (NY), 1-month LIBOR + 0.100%, 1.791%, 4/06/2018(a)(b)	500,007
500,000	Landesbank Hessen (NY), 1.960%, 4/16/2018	500,031
500,000	DZ Bank (NY), 1.710%, 4/24/2018	499,957
750,000	DNB Nor Bank ASA (NY), 1.720%, 4/24/2018	750,003
500,000	Norinchukin Bank (NY), 1.720%, 4/24/2018	499,946
1,000,000	Abbey National Treasury Services PLC, 1.770%, 4/25/2018	999,944
1,000,000	Mizuho Bank Ltd. (NY), 1-month LIBOR + 0.190%, 2.062%, 4/25/2018(a)	1,000,021
900,000	Bank of Montreal (IL), 1-month LIBOR + 0.280%, 1.991%, 5/08/2018(a)(b)	900,274
500,000	Svenska Handelsbanken (NY), 1-month LIBOR + 0.110%, 1.951%, 5/21/2018(a)	500,055
1,000,000	Toronto-Dominion Bank (NY), 1.950%, 5/22/2018	1,000,090
900,000	Swedbank (NY), 1-month LIBOR + 0.110%, 1.796%, 6/04/2018(a)(b)	900,104
500,000	Sumitomo Mitsui Bank (NY), 1-month LIBOR + 0.200%, 1.886%, 6/05/2018(a)	499,920
1,000,000	BNP Paribas (NY), 2.040%, 6/05/2018	1,000,068

Principal Amount	Description	Value (†)
$500,000	Royal Bank of Canada (NY), 1-month LIBOR + 0.180%, 1.920%, 6/12/2018(a)	$500,054
1,000,000	Bank of Nova Scotia (TX), 1-month LIBOR + 0.150%, 1.927%, 6/15/2018(a)(b)	1,000,029
1,000,000	Sumitomo Mitsui Trust Bank (NY), 1-month LIBOR + 0.200%, 1.977%, 6/15/2018(a)(b)	999,800
1,000,000	Credit Industriel et Commercial (NY), 2.250%, 6/20/2018	1,000,096
500,000	Norinchukin Bank (NY), 2.300%, 6/20/2018	500,102
1,000,000	Nordea Bank AB (NY), 1.840%, 7/10/2018(b)	998,847
500,000	Royal Bank of Canada (NY), 1-month LIBOR + 0.180%, 1.920%, 7/10/2018(a)(b)	499,931
500,000	Sumitomo Mitsui Bank (NY), 1-month LIBOR + 0.210%, 2.018%, 7/19/2018(a)(b)	499,863
250,000	DZ Bank (NY), 3-month LIBOR + 0.370%, 2.262%, 8/16/2018(a)	250,109
1,000,000	Banco Del Estado de Chile (NY), 1-month LIBOR + 0.350%, 2.014%, 9/04/2018(a)	999,819
1,000,000	Wells Fargo Bank NA, 1-month LIBOR + 0.210%, 1.880%, 9/06/2018(a)	999,007
700,000	Skandinaviska Enskilda Banken AB (NY), 1-month LIBOR + 0.300%, 2.086%, 9/14/2018(a)	699,872
250,000	Mizuho Bank Ltd. (NY), 3-month LIBOR + 0.500%, 2.786%, 9/24/2018(a)	250,179
500,000	Commonwealth Bank of Australia (NY), 1-month LIBOR + 0.260%, 1.946%, 1/03/2019(a)(b)	499,442

		20,947,574

	Commercial Paper – 2.6%
1,000,000	Cofco Capital Corp., (Credit Support: Australian & New Zealand Banking Group Ltd.), 1.933%, 4/24/2018(c)	998,767
100,000	Cofco Capital Corp., (Credit Support: Australian & New Zealand Banking Group Ltd.), 1.933%, 4/26/2018(c)	99,868

		1,098,635

	Other Notes – 2.3%
500,000	Bank of America NA, 1.830%, 8/02/2018(d)	499,984
500,000	Bank of America NA, 1.966%, 8/16/2018(d)	499,981

		999,965

	Time Deposits – 1.7%
750,000	National Bank of Kuwait, 1.690%, 4/02/2018(d)	750,000

	Treasuries – 1.3%
300,000	U.S. Treasury Bills, 1.377%, 4/05/2018 (c)(e)	299,959

Principal Amount	Description	Value (†)
$275,000	U.S. Treasury Bills, 1.500%-1.550%, 5/03/2018 (c)(e)(f)	$274,615

		574,574

	Total Short-Term Investments (Identified Cost $24,373,680)	24,370,748

	Total Investments – 98.9% (Identified Cost $40,757,075)	42,564,627
	Other assets less liabilities – 1.1%	471,960

	Net Assets – 100.0%	$43,036,587

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of March 31, 2018, futures contracts were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the contracts, as follows:

Value	Unrealized Appreciation/ Depreciation*	Unrealized as a Percentage of Net Assets
$5,634,831	$134,262	0.31%

*	Amounts represent gross unrealized appreciation/(depreciation) at absolute value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Variable rate security. Rate as of March 31, 2018 is disclosed.

(b)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(c)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(d)	Variable rate security. The interest rate adjusts periodically based on changes in current interest rates. Rate as of March 31, 2018 is disclosed.
(e)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(f)	The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
SPDR	Standard & Poor’s Depositary Receipt

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At March 31, 2018, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year Australia Government Bond	6/15/2018	4	$391,757	$398,209	$6,452
ASX SPI 200™	6/21/2018	6	690,650	666,706	(23,944)
CAC 40®	4/20/2018	10	649,517	635,579	(13,938)
E-mini Dow	6/15/2018	9	1,121,445	1,086,615	(34,830)
E-mini NASDAQ 100	6/15/2018	8	1,139,902	1,055,040	(84,862)
E-mini S&P 500®	6/15/2018	8	1,091,320	1,057,200	(34,120)
EURO STOXX 50®	6/15/2018	17	700,113	687,782	(12,331)
FTSE 100 Index	6/15/2018	6	598,899	589,368	(9,531)
FTSE/JSE Top 40 Index	6/21/2018	18	796,981	751,605	(45,376)
German Euro Bund	6/07/2018	2	387,345	392,341	4,996
Hang Seng Index®	4/27/2018	4	766,244	771,216	4,972
Mini-Russell 2000	6/15/2018	15	1,183,308	1,148,400	(34,908)
MSCI Singapore	4/27/2018	25	741,859	751,631	9,772
MSCI Taiwan Index	4/27/2018	19	766,070	774,630	8,560
S&P CNX Nifty Futures Index	4/26/2018	37	742,335	757,945	15,610
TOPIX	6/07/2018	4	632,301	645,270	12,969
UK Long Gilt	6/27/2018	2	338,881	344,633	5,752

Total					$(224,757)

At March 31, 2018, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Dollar Index	6/18/2018	121	$10,841,385	$10,867,252	$(25,867)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•	Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$18,193,879	$—	$—	$18,193,879
Short-Term Investments*	—	24,370,748	—	24,370,748
Futures Contracts (unrealized appreciation)	39,941	29,142	—	69,083

Total	$18,233,820	$24,399,890	$—	$42,633,710

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(214,587)	$(105,120)	$—	$(319,707)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2018, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include futures contracts.

The Fund tactically allocates its investments across a range of asset classes and global markets. The Fund will typically use a variety of derivative instruments, in particular long positions in futures and forward contracts, to achieve exposures to global equity and fixed income securities. The Fund may also hold short positions in derivatives for hedging purposes. During the period ended March 31, 2018, the Fund used long contracts on U.S. and foreign equity market indices and U.S. and foreign government bonds and short contracts on U.S. dollar index to gain investment exposures in accordance with its objectives.

The following is a summary of derivative instruments for the Fund, as of March 31, 2018:

Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives
Interest rate contracts	$17,200
Equity contracts	51,883

Total exchange-traded asset derivatives	$69,083

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives
Foreign exchange contracts	$(25,867)
Equity contracts	(293,840)

Total exchange-traded liability derivatives	$(319,707)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of March 31, 2018:

	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Exchange-traded counterparty credit risk
Futures contracts	$69,083	$69,083
Margin with brokers	1,498,718	1,498,718

Total exchange-traded counterparty credit risk	$1,567,801	$1,567,801

Investment Summary at March 31, 2018 (Unaudited)

Certificates of Deposit	48.7%
Exchange-Traded Funds	42.3
Commercial Paper	2.6
Other Notes	2.3
Other Investments, less than 2% each	3.0

Total Investments	98.9
Other assets less liabilities (including futures contracts)	1.1

Net Assets	100.0%

CONSOLIDATED PORTFOLIO OF INVESTMENTS – as of March 31, 2018 (Unaudited)

ASG Global Alternatives Fund

Shares	Description	Value (†)
Common Stocks – 5.9%
	Aerospace & Defense – 0.1%
12,807	AAR Corp.	$564,917
40,667	Arconic, Inc.	936,968

		1,501,885

	Airlines – 0.1%
13,337	United Continental Holdings, Inc.(a)	926,521

	Banks – 0.2%
44,085	Bank of America Corp.	1,322,109
99,046	Investors Bancorp, Inc.	1,350,988

		2,673,097

	Beverages – 0.1%
8,794	Constellation Brands, Inc., Class A	2,004,329

	Building Products – 0.1%
21,389	Armstrong World Industries, Inc.(a)	1,204,201

	Capital Markets – 0.3%
31,116	Bank of New York Mellon Corp. (The)	1,603,407
2,843	BlackRock, Inc.	1,540,110
24,379	Morgan Stanley	1,315,491

		4,459,008

	Chemicals – 0.2%
19,979	DowDuPont, Inc.	1,272,862
95,068	Platform Specialty Products Corp.(a)	915,505

		2,188,367

	Commercial Services & Supplies – 0.1%
13,667	Brink’s Co. (The)	975,140

	Communications Equipment – 0.1%
26,527	CommScope Holding Co., Inc.(a)	1,060,284

	Containers & Packaging – 0.1%
26,075	Bemis Co., Inc.	1,134,784

	Diversified Telecommunication Services – 0.1%
41,147	Zayo Group Holdings, Inc.(a)	1,405,582

	Electronic Equipment, Instruments & Components – 0.1%
11,189	Itron, Inc.(a)	800,573

	Food & Staples Retailing – 0.1%
27,345	Sysco Corp.	1,639,606

	Food Products – 0.1%
41,947	Mondelez International, Inc., Class A	1,750,448

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Equipment & Supplies – 0.2%
26,688	Baxter International, Inc.	$1,735,788
12,712	Zimmer Biomet Holdings, Inc.	1,386,116

		3,121,904

	Health Care Providers & Services – 0.1%
15,496	MEDNAX, Inc.(a)	862,043

	Hotels, Restaurants & Leisure – 0.1%
2,381	Chipotle Mexican Grill, Inc.(a)	769,325
69,419	Wendy’s Co. (The)	1,218,303

		1,987,628

	Household Products – 0.2%
28,687	Procter & Gamble Co. (The)	2,274,305

	Independent Power & Renewable Electricity Producers – 0.0%
22,626	NRG Energy, Inc.	690,772

	Industrial Conglomerates – 0.1%
81,831	General Electric Co.	1,103,082

	Insurance – 0.1%
32,767	American International Group, Inc.	1,783,180

	Internet Software & Services – 0.3%
1,382	Alphabet, Inc., Class A(a)	1,433,327
32,037	Cars.com, Inc.(a)	907,608
8,124	Facebook, Inc., Class A(a)	1,298,134
6,236	IAC/InterActiveCorp(a)	975,186

		4,614,255

	IT Services – 0.5%
4,802	Alliance Data Systems Corp.	1,022,154
11,768	Automatic Data Processing, Inc.	1,335,433
23,457	Cognizant Technology Solutions Corp., Class A	1,888,288
14,043	DXC Technology Co.	1,411,743
74,831	First Data Corp., Class A(a)	1,197,296

		6,854,914

	Machinery – 0.2%
22,162	Navistar International Corp.(a)	775,005
25,744	Terex Corp.	963,083
36,670	Trinity Industries, Inc.	1,196,542

		2,934,630

	Media – 0.3%
19,335	AMC Networks, Inc., Class A(a)	999,619
36,624	Comcast Corp., Class A	1,251,442
34,197	Lions Gate Entertainment Corp.	883,309
1,736	Loral Space & Communications, Inc.(a)	72,304
29,886	Twenty-First Century Fox, Inc., Class B	1,086,954

		4,293,628

Shares	Description	Value (†)
Common Stocks – continued
	Metals & Mining – 0.1%
43,728	Freeport-McMoRan, Inc.(a)	$768,301

	Oil, Gas & Consumable Fuels – 0.4%
24,807	CVR Energy, Inc.	749,668
21,617	Cheniere Energy, Inc.(a)	1,155,429
19,187	EQT Corp.	911,574
14,981	Energen Corp.(a)	941,706
17,123	Hess Corp.	866,766
25,379	Peabody Energy Corp.	926,333

		5,551,476

	Pharmaceuticals – 0.0%
20,276	Medicines Co. (The)(a)	667,891

	Real Estate Management & Development – 0.2%
32,647	CBRE Group, Inc., Class A(a)	1,541,591
13,091	Howard Hughes Corp. (The)(a)	1,821,351

		3,362,942

	REITs - Diversified – 0.1%
58,203	Forest City Realty Trust, Inc., Class A	1,179,193

	Semiconductors & Semiconductor Equipment – 0.1%
15,533	Xilinx, Inc.	1,122,104

	Software – 0.7%
24,681	CDK Global, Inc.	1,563,295
16,325	Citrix Systems, Inc.(a)	1,514,960
15,116	Dell Technologies, Inc., Class V(a)	1,106,642
23,521	Fortinet, Inc.(a)	1,260,255
15,368	Microsoft Corp.	1,402,637
7,191	Monotype Imaging Holdings, Inc.	161,438
26,262	Open Text Corp.	913,918
13,172	salesforce.com, inc.(a)	1,531,904

		9,455,049

	Specialty Retail – 0.2%
5,752	Advance Auto Parts, Inc.	681,900
13,703	Lowe’s Cos., Inc.	1,202,438
13,218	Tiffany & Co.	1,290,870

		3,175,208

	Textiles, Apparel & Luxury Goods – 0.1%
9,576	Deckers Outdoor Corp.(a)	862,127
19,149	NIKE, Inc., Class B	1,272,260

		2,134,387

	Trading Companies & Distributors – 0.1%
26,784	HD Supply Holdings, Inc.(a)	1,016,185

	Total Common Stocks (Identified Cost $82,720,168)	82,676,902

Shares	Description	Value (†)
	Exchange-Traded Funds – 3.8%
634,655	iShares® iBoxx $ High Yield Corporate Bond ETF (Identified Cost $54,816,167)	$54,351,854

Principal Amount
Short-Term Investments – 93.5%
	Certificates of Deposit – 76.7%
$50,000,000	Credit Agricole Corporate & Investment Bank (NY), 1.570%, 4/02/2018	49,999,768
13,500,000	DZ Bank (NY), 1.720%, 4/03/2018	13,499,960
50,000,000	Landesbank Hessen (NY), 1.800%, 4/03/2018	50,000,622
25,000,000	Oversea-Chinese Banking Corp. Ltd. (NY), 1.710%, 4/04/2018	25,000,014
50,000,000	Cooperatieve Rabobank U.A. (NY), 1-month LIBOR + 0.100%, 1.791%, 4/06/2018(b)	50,000,700
50,000,000	DZ Bank (NY), 1.710%, 4/24/2018	49,995,682
20,000,000	DNB Nor Bank ASA (NY), 1.720%, 4/24/2018	20,000,081
25,000,000	Norinchukin Bank (NY), 1.720%, 4/24/2018	24,997,280
50,000,000	Bank of Tokyo-Mitsubishi UFJ (NY), 1.740%, 4/25/2018	49,994,383
60,000,000	Abbey National Treasury Services PLC, 1.770%, 4/25/2018	59,996,627
37,000,000	KBC Bank NV (NY), 1.950%, 4/27/2018	36,999,963
50,000,000	Bank of Montreal (IL), 1-month LIBOR + 0.280%, 1.991%, 5/08/2018(b)(c)	50,015,200
35,000,000	Svenska Handelsbanken (NY), 1-month LIBOR + 0.110%, 1.951%, 5/21/2018(b)	35,003,885
30,500,000	Swedbank (NY), 1-month LIBOR + 0.110%, 1.796%, 6/04/2018(b)(c)	30,501,525
30,000,000	Swedbank (NY), 1-month LIBOR + 0.110%, 1.796%, 6/04/2018(b)(c)	30,003,480
50,000,000	Mizuho Bank Ltd. (NY), 1.970%, 6/04/2018	49,989,732
25,000,000	Sumitomo Mitsui Bank (NY), 1-month LIBOR + 0.200%, 1.886%, 6/05/2018(b)(c)	24,996,025
30,000,000	BNP Paribas (NY), 2.040%, 6/05/2018	30,002,041
25,000,000	Svenska Handelsbanken (NY), 1-month LIBOR + 0.120%, 1.811%, 6/06/2018(b)(c)	25,000,925
25,000,000	Royal Bank of Canada (NY), 1-month LIBOR + 0.180%, 1.920%, 6/12/2018(b)(c)	25,002,700
8,000,000	Oversea-Chinese Banking Corp. Ltd. (NY), 2.220%, 6/14/2018	8,000,187
60,000,000	Bank of Nova Scotia (TX), 1-month LIBOR + 0.150%, 1.927%, 6/15/2018(b)(c)	60,001,740
60,000,000	Sumitomo Mitsui Trust Bank (NY), 1-month LIBOR + 0.200%, 1.977%, 6/15/2018(b)(c)	59,988,000
60,000,000	Credit Industriel et Commercial (NY), 2.250%, 6/20/2018	60,005,747

Principal Amount	Description	Value (†)
Certificates of Deposit – continued
$17,000,000	Norinchukin Bank (NY), 2.300%, 7/02/2018	$17,000,561
35,000,000	Nordea Bank AB (NY), 1.840%, 7/10/2018(c)	34,959,633
25,000,000	Royal Bank of Canada (NY), 1-month LIBOR + 0.180%, 1.920%, 7/10/2018(b)(c)	24,996,575
40,000,000	Sumitomo Mitsui Bank (NY), 1-month LIBOR + 0.210%, 2.018%, 7/19/2018(b)(c)	39,989,080
25,000,000	Banco Del Estado de Chile (NY), 1-month LIBOR + 0.350%, 2.014%, 9/04/2018(b)	24,995,475
20,000,000	Commonwealth Bank of Australia (NY), 1-month LIBOR + 0.260%, 1.946%, 1/03/2019(b)	19,977,680

		1,080,915,271

	Time Deposits – 8.1%
54,000,000	Canadian Imperial Bank of Commerce, 1.640%, 4/02/2018	54,000,000
61,000,000	National Bank of Kuwait, 1.690%, 4/02/2018(d)	61,000,000

		115,000,000

	Commercial Paper – 7.1%
40,000,000	Cofco Capital Corp., (Credit Support: Australian & New Zealand Banking Group Ltd.), 1.903%, 4/17/2018(e)	39,960,966
10,000,000	Cofco Capital Corp., (Credit Support: Australian & New Zealand Banking Group Ltd.), 1.933%, 4/24/2018(e)	9,987,669
50,000,000	ING (U.S.) Funding LLC, 1-month LIBOR + 0.130%, 1.938%, 5/17/2018(b)(e)	50,006,850

		99,955,485

	Treasuries – 1.0%
14,250,000	U.S. Treasury Bills, 1.305%-1.398%, 4/05/2018(e)(f)(g)	14,248,069
8,450,000	U.S. Treasury Bills, 1.550%, 5/03/2018(e)(f)	8,438,171

		22,686,240

	Total Short-Term Investments (Identified Cost $1,318,641,745)	1,318,556,996

	Total Investments – 103.2% (Identified Cost $1,456,178,080)	1,455,585,752
	Other assets less liabilities – (3.2)%	(45,734,640)

	Net Assets – 100.0%	$1,409,851,112

Consolidation

The Fund invests in commodity-related derivatives through its investment in the ASG Global Alternatives Cayman Fund Ltd., a wholly-owned subsidiary (the “Subsidiary”). Investments of the Subsidiary have been consolidated with those of the Fund for reporting purposes. As of March 31, 2018, the value of the Fund’s investment in the Subsidiary was $13,070,325, representing 0.93% of the Fund’s net assets.

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser or subadviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of March 31, 2018, futures contracts were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the contracts, as follows:

Value	Unrealized Appreciation/ Depreciation*	Unrealized as a Percentage of Net Assets
$90,543,055	$1,777,167	0.13%

*	Amounts represent gross unrealized appreciation/(depreciation) at absolute value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	Variable rate security. Rate as of March 31, 2018 is disclosed.
(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(d)	Variable rate security. The interest rate adjusts periodically based on changes in current interest rates. Rate as of March 31, 2018 is disclosed.
(e)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(f)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(g)	The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
CHF	Swiss Franc
SEK	Swedish Krona

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. When the Fund enters into a forward foreign currency contract, it is required to pledge cash or high-quality securities equal to a percentage of the notional amount of the contract to the counterparty as an independent amount of collateral. The Fund may pledge additional collateral to the counterparty to the extent of mark-to-market losses on open contracts.

At March 31, 2018, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
UBS AG	6/20/2018	SEK	B	82,000,000	$10,008,846	$9,876,828	$(132,018)
UBS AG	6/20/2018	CHF	S	13,875,000	14,733,460	14,608,036	125,424

Total							$(6,594)

Futures Contracts

The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund or the Subsidiary enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund and the Subsidiary are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At March 31, 2018, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Note	6/29/2018	608	$129,171,499	$129,266,501	$95,002
Australian Dollar	6/18/2018	321	25,258,640	24,639,960	(618,680)
British Pound	6/18/2018	155	13,518,906	13,618,687	99,781
DAX	6/15/2018	135	51,657,077	50,419,316	(1,237,761)
E-mini S&P 500®	6/15/2018	793	108,305,587	104,794,950	(3,510,637)
Euro	6/18/2018	303	47,035,638	46,807,819	(227,819)
Euro-BTP	6/07/2018	561	93,855,343	95,804,277	1,948,934
Euro-OAT	6/07/2018	154	28,760,679	29,293,144	532,465
FTSE 100 Index	6/15/2018	328	32,721,779	32,218,772	(503,007)

Financial Futures – continued	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
German Euro Bund	6/07/2018	983	$190,748,766	$192,835,694	$2,086,928
Hang Seng Index®	4/27/2018	41	7,868,568	7,904,967	36,399
Mini-Russell 2000	6/15/2018	162	12,779,643	12,402,720	(376,923)
MSCI Emerging Markets Index	6/15/2018	254	15,126,900	15,085,060	(41,840)
TOPIX	6/07/2018	378	59,901,226	60,978,056	1,076,830

Total					$(640,328)

Commodity Futures[1]	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Aluminum LME	6/20/2018	194	$10,417,800	$9,715,763	$(702,037)
Brent Crude Oil	4/30/2018	154	9,950,990	10,678,360	727,370
Copper LME	6/20/2018	240	42,099,900	40,279,500	(1,820,400)
Gold	6/27/2018	458	60,490,840	60,790,340	299,500
Low Sulfur Gasoil	5/10/2018	140	8,023,700	8,652,000	628,300
Natural Gas	4/26/2018	182	5,021,380	4,974,060	(47,320)
New York Harbor ULSD	4/30/2018	100	7,868,444	8,488,200	619,756
Nickel LME	6/20/2018	105	8,590,050	8,376,480	(213,570)
WTI Crude Oil	4/20/2018	684	42,459,130	44,418,960	1,959,830
Zinc LME	6/20/2018	115	9,545,000	9,421,375	(123,625)

Total					$1,327,804

At March 31, 2018, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year Australia Government Bond	6/15/2018	64	$6,344,758	$6,371,343	$(26,585)
10 Year Canada Government Bond	6/20/2018	628	63,898,878	64,961,819	(1,062,941)
10 Year U.S. Treasury Note	6/20/2018	580	69,746,688	70,261,563	(514,875)
30 Year U.S. Treasury Bond	6/20/2018	117	16,620,937	17,155,125	(534,188)
Canadian Dollar	6/19/2018	178	13,896,465	13,817,250	79,215
Eurodollar	6/18/2018	2,854	698,382,063	697,089,500	1,292,563
UK Long Gilt	6/27/2018	80	13,591,219	13,785,324	(194,105)

Total					$(960,916)

Commodity Futures[1]	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Copper LME	6/20/2018	18	$2,970,698	$3,020,963	$(50,265)

[1]	Commodity futures are held by ASG Global Alternatives Cayman Fund Ltd., a wholly-owned subsidiary.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$82,676,902	$—	$—	$82,676,902
Exchange-Traded Funds	54,351,854	—	—	54,351,854
Short-Term Investments*	—	1,318,556,996	—	1,318,556,996
Forward Foreign Currency Contracts (unrealized appreciation)	—	125,424	—	125,424
Futures Contracts (unrealized appreciation)	11,446,474	36,399	—	11,482,873

Total	$148,475,230	$1,318,718,819	$—	$1,467,194,049

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(132,018)	$—	$(132,018)
Futures Contracts (unrealized depreciation)	(10,065,810)	(1,740,768)	—	(11,806,578)

Total	$(10,065,810)	$(1,872,786)	$—	$(11,938,596)

*	Details of the major categories of the Fund’s investments are reflected within the Consolidated Portfolio of Investments.

For the period ended March 31, 2018, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of and underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund seeks to achieve long and short exposure to global equity, bond, currency and commodity markets through a wide range of derivative instruments and direct investments. These investments are intended to provide the Fund with risk and return characteristics similar to those of a diversified portfolio of hedge funds. The Fund uses quantitative models to estimate the market exposures that drive the aggregate returns of a diverse set of hedge funds, and seeks to use a variety of derivative instruments to capture such exposures in the aggregate. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures and forward contracts on global equity and fixed income securities, securities indices, currencies, commodities and other instruments. During the period ended March 31, 2018, the Fund used long contracts on U.S. and foreign equity market indices, long and short contracts on U.S. and foreign government bonds, foreign currencies, commodities (through investments in the Subsidiary), and short contracts on short-term interest rates in accordance with these objectives.

The following is a summary of derivative instruments for the Fund, as of March 31, 2018:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$125,424	$—

Exchange-traded asset derivatives
Interest rate contracts	$—	$5,955,892
Foreign exchange contracts	—	178,996
Commodity contracts	—	4,234,756
Equity contracts	—	1,113,229

Total exchange-traded asset derivatives	$125,424	$11,482,873

Total asset derivatives	$125,424	$11,482,873

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(132,018)	$—

Exchange-traded liability derivatives
Interest rate contracts	$—	$(2,332,694)
Foreign exchange contracts	—	(846,499)
Commodity contracts	—	(2,957,217)
Equity contracts	—	(5,670,168)

Total exchange-traded liability derivatives	$(132,018)	$(11,806,578)

Total liability derivatives	$(132,018)	$(11,806,578)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter (“OTC”) derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of March 31, 2018, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
UBS AG	$(6,594)	$605,144

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of March 31, 2018:

	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Over-the-counter counterparty credit risk
Forward foreign currency contracts	$125,424	$—
Collateral pledged to UBS AG	605,144	605,144

Total over-the-counter counterparty credit risk	$730,568	$605,144

Exchange-traded counterparty credit risk
Futures contracts	11,482,873	11,482,873
Margin with brokers	45,050,275	45,050,275
Total exchange-traded counterparty credit risk	$56,533,148	$56,533,148
Total counterparty credit risk	$57,263,716	$57,138,292

Investment Summary at March 31, 2018 (Unaudited)

Certificates of Deposit	76.7%
Time Deposits	8.1
Commercial Paper	7.1
Common Stocks	5.9
Exchange-Traded Funds	3.8
Treasuries	1.6

Total Investments	103.2
Other assets less liabilities (including forward foreign currency and futures contracts)	(3.2)

Net Assets	100.0%

CONSOLIDATED PORTFOLIO OF INVESTMENTS – as of March 31, 2018 (Unaudited)

ASG Managed Futures Strategy Fund

Principal Amount	Description	Value (†)
Short-Term Investments – 91.7% of Net Assets
	Certificates of Deposit – 71.2%
$75,000,000	Credit Agricole Corporate & Investment Bank (NY), 1.570%, 4/02/2018	$74,999,653
23,000,000	Mizuho Bank Ltd. (NY), 1.700%, 4/03/2018	22,999,896
100,000,000	Landesbank Hessen (NY), 1.800%, 4/03/2018	100,001,245
50,000,000	Oversea-Chinese Banking Corp. Ltd. (NY), 1.710%, 4/04/2018	50,000,027
21,500,000	Banco Del Estado de Chile (NY), 1.690%, 4/05/2018	21,500,000
50,000,000	Cooperatieve Rabobank U.A. (NY), 1-month LIBOR + 0.100%, 1.791%, 4/06/2018(a)	50,000,700
40,000,000	Landesbank Hessen (NY), 1.960%, 4/16/2018	40,002,448
90,000,000	DZ Bank (NY), 1.710%, 4/24/2018	89,992,228
55,000,000	DNB Nor Bank ASA (NY), 1.720%, 4/24/2018	55,000,223
50,000,000	Norinchukin Bank (NY), 1.720%, 4/24/2018	49,994,559
40,000,000	Bank of Tokyo-Mitsubishi UFJ (NY), 1.740%, 4/25/2018	39,995,506
100,000,000	Abbey National Treasury Services PLC, 1.770%, 4/25/2018	99,994,379
80,000,000	Mizuho Bank Ltd. (NY), 1-month LIBOR + 0.190%, 2.062%, 4/25/2018(a)	80,001,680
10,000,000	KBC Bank NV (NY), 1.950%, 4/27/2018	10,000,000
90,000,000	Mitsubishi UFJ Trust & Banking Corp. (NY), 1-month LIBOR + 0.200%, 1.864%, 5/01/2018(a)	90,020,250
40,000,000	Abbey National Treasury Services PLC, 2.000%, 5/01/2018	40,005,014
120,000,000	Bank of Montreal (IL), 1-month LIBOR + 0.280%, 1.991%, 5/08/2018(a)(b)	120,036,480
75,000,000	Svenska Handelsbanken (NY), 1-month LIBOR + 0.110%, 1.951%, 5/21/2018(a)	75,008,325
50,000,000	Sumitomo Mitsui Trust Bank (NY), 2.000%, 5/21/2018	50,000,433
15,600,000	Toronto-Dominion Bank (NY), 1.950%, 5/22/2018	15,601,408
25,000,000	Swedbank (NY), 1-month LIBOR + 0.110%, 1.796%, 6/04/2018(a)	25,001,250
62,100,000	Swedbank (NY), 1-month LIBOR + 0.110%, 1.796%, 6/04/2018(a)	62,107,204
50,000,000	Mizuho Bank Ltd. (NY), 1.970%, 6/04/2018	49,989,732
45,000,000	Sumitomo Mitsui Bank (NY), 1-month LIBOR + 0.200%, 1.886%, 6/05/2018(a)	44,992,845
75,000,000	BNP Paribas (NY), 2.040%, 6/05/2018	75,005,101

Principal Amount	Description	Value (†)
Certificates of Deposit – continued
$25,000,000	Svenska Handelsbanken (NY), 1-month LIBOR + 0.120%, 1.811%, 6/06/2018(a)	$25,000,925
25,000,000	Royal Bank of Canada (NY), 1-month LIBOR + 0.180%, 1.920%, 6/12/2018(a)(b)	25,002,700
16,000,000	Oversea-Chinese Banking Corp. Ltd. (NY), 2.220%, 6/14/2018	16,000,373
125,000,000	Bank of Nova Scotia (TX), 1-month LIBOR + 0.150%, 1.927%, 6/15/2018(a)(b)	125,003,625
90,000,000	Sumitomo Mitsui Trust Bank (NY), 1-month LIBOR + 0.200%, 1.977%, 6/15/2018(a)(b)	89,982,000
130,000,000	Credit Industriel et Commercial (NY), 2.250%, 6/20/2018	130,012,453
35,000,000	Norinchukin Bank (NY), 2.300%, 6/20/2018	35,007,124
30,000,000	Nordea Bank AB (NY), 1.840%, 7/10/2018(b)	29,965,400
50,000,000	Royal Bank of Canada (NY), 1-month LIBOR + 0.180%, 1.920%, 7/10/2018(a)(b)	49,993,150
40,500,000	Swedbank (NY), 1-month LIBOR + 0.150%, 1.890%, 7/11/2018(a)(b)	40,490,320
100,000,000	Sumitomo Mitsui Bank (NY), 1-month LIBOR + 0.210%, 2.018%, 7/19/2018(a)(b)	99,972,700
75,000,000	Banco Del Estado de Chile (NY), 1-month LIBOR + 0.350%, 2.014%, 9/04/2018(a)	74,986,425
50,000,000	Wells Fargo Bank NA, 1-month LIBOR + 0.210%, 1.880%, 9/06/2018(a)	49,950,350
41,000,000	Skandinaviska Enskilda Banken AB (NY), 1-month LIBOR + 0.300%, 2.086%, 9/14/2018(a)	40,992,497
60,000,000	Commonwealth Bank of Australia (NY), 1-month LIBOR + 0.260%, 1.946%, 1/03/2019(a)(b)	59,933,040
36,000,000	Royal Bank of Canada (NY), 3-month LIBOR + 0.250%, 2.542%, 3/27/2019(a)	35,996,436

		2,360,540,104

	Time Deposits – 7.8%
128,000,000	Canadian Imperial Bank of Commerce, 1.640%, 4/02/2018	128,000,000
129,350,000	National Bank of Kuwait, 1.690%, 4/02/2018(c)	129,350,000

		257,350,000

	Commercial Paper – 6.8%
9,500,000	Cofco Capital Corp., (Credit Support: Australian & New Zealand Banking Group Ltd.), 1.903%, 4/17/2018(d)	9,490,729
40,000,000	Cofco Capital Corp., (Credit Support: Australian & New Zealand Banking Group Ltd.), 1.903%, 4/19/2018(d)	39,956,507
27,000,000	Cofco Capital Corp., (Credit Support: Australian & New Zealand Banking Group Ltd.), 1.933%, 4/24/2018(d)	26,966,708
50,000,000	Cofco Capital Corp., (Credit Support: Australian & New Zealand Banking Group Ltd.), 1.933%, 4/26/2018(d)	49,934,028

Principal Amount	Description	Value (†)
Commercial Paper – continued
$100,000,000	ING (U.S.) Funding LLC, 1-month LIBOR + 0.130%, 1.938%, 5/17/2018(a)	$100,013,700

		226,361,672

	Treasuries – 3.2%
61,000,000	U.S. Treasury Bills, 1.305%-1.378%, 4/05/2018(d)(e)(f)	60,991,735
29,400,000	U.S. Treasury Bills, 1.383%-1.550%, 5/03/2018(d)(e)(f)	29,358,842
16,000,000	U.S. Treasury Bills, 1.648%, 6/07/2018(d)(e)	15,951,255

		106,301,832

	Other Notes – 2.7%
38,500,000	Bank of America NA, 1.830%, 8/02/2018(c)	38,498,731
50,000,000	Bank of America NA, 1.966%, 8/16/2018(c)	49,998,141

		88,496,872

	Total Short-Term Investments (Identified Cost $3,039,210,975)	3,039,050,480

	Total Investments – 91.7% (Identified Cost $3,039,210,975)	3,039,050,480
	Other assets less liabilities – 8.3%	273,682,374

	Net Assets – 100.0%	$3,312,732,854

Consolidation

The Fund invests in commodity-related derivatives through its investment in the ASG Managed Futures Strategy Cayman Fund Ltd., a wholly-owned subsidiary (the “Subsidiary”). Investments of the Subsidiary have been consolidated with those of the Fund for reporting purposes. As of March 31, 2018, the value of the Fund’s investment in the Subsidiary was $69,334,826, representing 2.1% of the Fund’s net assets.

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser or subadviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of March 31, 2018, futures contracts were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the contracts, as follows:

Value	Unrealized Appreciation/ Depreciation*	Unrealized as a Percentage of Net Assets
$706,772,413	$10,454,454	0.32%

*	Amounts represent gross unrealized appreciation/(depreciation) at absolute value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Variable rate security. Rate as of March 31, 2018 is disclosed.
(b)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(c)	Variable rate security. The interest rate adjusts periodically based on changes in current interest rates. Rate as of March 31, 2018 is disclosed.
(d)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(e)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(f)	The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

LIBOR	London Interbank Offered Rate
CHF	Swiss Franc
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SGD	Singapore Dollar
SEK	Swedish Krona
TRY	Turkish Lira
ZAR	South African Rand

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. When the Fund enters into a forward foreign currency contract, it is required to pledge cash or high-quality securities equal to a percentage of the notional amount of the contract to the counterparty as an independent amount of collateral. The Fund may pledge additional collateral to the counterparty to the extent of mark-to-market losses on open contracts.

At March 31, 2018, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
UBS AG	6/20/2018	MXN	B	5,444,000,000	289,318,413	$295,847,388	$6,528,975
UBS AG	6/20/2018	NZD	B	373,600,000	272,271,444	269,931,607	(2,339,837)
UBS AG	6/20/2018	NZD	S	54,000,000	38,899,910	39,015,810	(115,900)
UBS AG	6/20/2018	NOK	B	1,738,000,000	224,975,792	222,254,389	(2,721,403)
UBS AG	6/20/2018	NOK	S	246,000,000	31,363,321	31,458,331	(95,010)
UBS AG	6/20/2018	PLN	B	802,500,000	235,681,424	234,768,788	(912,636)
UBS AG	6/20/2018	PLN	S	30,500,000	8,884,047	8,922,676	(38,629)
UBS AG	6/20/2018	SGD	B	599,875,000	457,332,995	458,341,391	1,008,396
UBS AG	6/20/2018	SGD	B	25,625,000	19,615,888	19,579,076	(36,812)
UBS AG	6/20/2018	SGD	S	33,750,000	25,626,171	25,787,076	(160,905)
UBS AG	6/20/2018	ZAR	B	1,619,000,000	134,844,323	135,342,165	497,842
UBS AG	6/20/2018	ZAR	B	946,000,000	80,195,649	79,081,957	(1,113,692)
UBS AG	6/20/2018	ZAR	S	192,500,000	15,827,992	16,092,259	(264,267)
UBS AG	6/20/2018	SEK	B	772,000,000	94,509,540	92,986,722	(1,522,818)
UBS AG	6/20/2018	SEK	S	126,000,000	15,383,792	15,176,589	207,203
UBS AG	6/20/2018	SEK	S	354,000,000	42,587,339	42,638,989	(51,650)
UBS AG	6/20/2018	CHF	B	132,875,000	141,317,109	139,894,975	(1,422,134)
UBS AG	6/20/2018	CHF	S	54,375,000	57,434,473	57,247,709	186,764
UBS AG	6/20/2018	CHF	S	17,250,000	18,129,254	18,161,342	(32,088)
UBS AG	6/20/2018	TRY	B	386,700,000	97,874,823	95,773,667	(2,101,156)
UBS AG	6/20/2018	TRY	S	150,900,000	37,605,893	37,373,277	232,616
UBS AG	6/20/2018	TRY	S	327,300,000	80,322,115	81,062,119	(740,004)

Total							$(5,007,145)

Futures Contracts

The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund or the Subsidiary enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund and the Subsidiary are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At March 31, 2018, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year Australia Government Bond	6/15/2018	3,479	$344,941,601	$346,342,198	$1,400,597
3 Year Australia Government Bond	6/15/2018	895	76,426,606	76,421,394	(5,212)
AEX-Index®	4/20/2018	229	30,164,592	29,803,725	(360,867)
ASX SPI 200™	6/21/2018	648	74,437,173	72,004,166	(2,433,007)
Australian Dollar	6/18/2018	1,778	139,470,820	136,479,280	(2,991,540)
British Pound	6/18/2018	3,777	332,727,400	331,856,662	(870,738)
CAC 40®	4/20/2018	82	5,296,188	5,211,752	(84,436)
E-mini Dow	6/15/2018	620	77,324,510	74,855,700	(2,468,810)
E-mini NASDAQ 100	6/15/2018	659	93,856,691	86,908,920	(6,947,771)
E-mini S&P 500®	6/15/2018	491	67,241,485	64,885,650	(2,355,835)
E-mini S&P MidCap 400®	6/15/2018	429	82,844,855	80,784,990	(2,059,865)
Euribor	6/18/2018	3,288	1,014,655,855	1,014,666,222	10,367
Euro	6/18/2018	4,152	644,939,131	641,406,150	(3,532,981)
Euro Schatz	6/07/2018	6,980	960,440,618	961,701,638	1,261,020
Euro-BTP	6/07/2018	3,615	606,691,616	617,348,418	10,656,802
Euro-Buxl® 30 Year Bond	6/07/2018	1,483	298,966,594	301,778,295	2,811,701
Euro-OAT	6/07/2018	5,728	1,079,831,182	1,089,552,768	9,721,586
FTSE MIB	6/15/2018	154	21,168,257	20,822,417	(345,840)
German Euro BOBL	6/07/2018	3,411	548,490,423	550,864,637	2,374,214
German Euro Bund	6/07/2018	2,833	552,708,896	555,751,294	3,042,398
Hang Seng China Enterprises Index	4/27/2018	837	64,451,081	65,105,793	654,712
Hang Seng Index®	4/27/2018	399	76,571,925	76,928,825	356,900
Japanese Yen	6/18/2018	280	33,574,781	33,052,250	(522,531)
Mini-Russell 2000	6/15/2018	857	68,309,298	65,611,920	(2,697,378)
MSCI EAFE Index	6/15/2018	826	83,335,660	82,624,780	(710,880)
MSCI Emerging Markets Index	6/15/2018	895	54,297,870	53,154,050	(1,143,820)
MSCI Singapore	4/27/2018	514	15,252,731	15,453,518	200,787
MSCI Taiwan Index	4/27/2018	1,242	50,071,230	50,636,340	565,110
Nikkei 225™	6/07/2018	173	33,945,997	34,891,030	945,033
S&P CNX Nifty Futures Index	4/26/2018	567	11,375,851	11,614,995	239,144
S&P/TSX 60 Index	6/14/2018	170	24,479,062	23,909,652	(569,410)
Short-Term Euro-BTP	6/07/2018	4,049	559,322,108	561,880,201	2,558,093

Financial Futures - continued	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
TOPIX	6/07/2018	214	$33,828,110	$34,521,968	$693,858
Ultra Long U.S. Treasury Bond	6/20/2018	174	27,753,500	27,921,563	168,063

Total					$7,559,464

Commodity Futures[1]	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Aluminum LME	6/18/2018	1,203	$64,601,100	$60,247,744	$(4,353,356)
Brent Crude Oil	4/30/2018	1,472	97,971,130	102,068,480	4,097,350
Cocoa	5/15/2018	537	12,736,840	13,725,720	988,880
Copper	5/29/2018	374	29,779,725	28,288,425	(1,491,300)
Copper LME	6/18/2018	500	87,708,125	83,915,625	(3,792,500)
Cotton	5/08/2018	1,100	43,530,650	44,803,000	1,272,350
Gasoline	4/30/2018	970	80,070,984	82,319,244	2,248,260
Gold	6/27/2018	1,041	138,399,020	138,171,930	(227,090)
Low Sulfur Gasoil	5/10/2018	1,451	85,822,150	89,671,800	3,849,650
New York Harbor ULSD	4/30/2018	783	63,520,321	66,462,606	2,942,285
Nickel LME	6/18/2018	252	20,616,120	20,103,552	(512,568)
Soybean	5/14/2018	1,540	81,225,750	80,445,750	(780,000)
Soybean Meal	5/14/2018	1,715	63,644,930	65,856,000	2,211,070
WTI Crude Oil	4/20/2018	1,318	83,276,800	85,590,920	2,314,120
Zinc LME	6/18/2018	562	46,646,000	46,041,850	(604,150)

Total					$8,163,001

At March 31, 2018, open short futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year Canada Government Bond	6/20/2018	992	$100,759,203	$102,614,848	$(1,855,645)
10 Year U.S. Treasury Note	6/20/2018	1,867	224,067,188	226,169,547	(2,102,359)
2 Year U.S. Treasury Note	6/29/2018	5,563	1,181,746,214	1,182,745,959	(999,745)
30 Year U.S. Treasury Bond	6/20/2018	528	75,180,625	77,418,000	(2,237,375)
5 Year U.S. Treasury Note	6/29/2018	3,628	413,330,009	415,264,284	(1,934,275)
Canadian Dollar	6/19/2018	694	53,479,755	53,871,750	(391,995)
DAX	6/15/2018	120	44,090,335	44,817,170	(726,835)
EURO STOXX 50®	6/15/2018	1,091	43,295,218	44,139,433	(844,215)
Eurodollar	6/18/2018	19,486	4,770,282,188	4,759,455,500	10,826,688
FTSE 100 Index	6/15/2018	1,183	113,937,080	116,203,682	(2,266,602)
FTSE/JSE Top 40 Index	6/21/2018	183	7,600,904	7,641,321	(40,417)
IBEX 35	4/20/2018	1,078	126,337,013	127,245,935	(908,922)
OMXS30®	4/20/2018	1,889	33,969,412	34,596,859	(627,447)
Sterling	6/20/2018	8,457	1,470,812,841	1,469,650,516	1,162,325
UK Long Gilt	6/27/2018	398	67,554,542	68,581,988	(1,027,446)

Total					$(3,974,265)

Commodity Futures[1]	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Aluminum LME	6/18/2018	2,147	$110,535,059	$107,524,444	$3,010,615
Coffee	5/18/2018	1,661	76,570,481	73,592,681	2,977,800
Copper LME	6/18/2018	371	62,918,001	62,265,394	652,607
Corn	7/13/2018	3,028	57,966,475	59,992,250	(2,025,775)
Live Cattle	6/29/2018	1,572	67,095,860	64,499,160	2,596,700
Natural Gas	4/26/2018	1,507	42,012,320	41,186,310	826,010
Nickel LME	6/18/2018	85	6,979,410	6,780,960	198,450
Silver	5/29/2018	712	59,251,030	57,914,080	1,336,950
Soybean Oil	5/14/2018	2,308	43,993,200	44,133,576	(140,376)
Sugar	4/30/2018	5,881	84,812,101	81,345,992	3,466,109
Wheat	7/13/2018	1,683	39,389,388	39,424,275	(34,887)
Zinc LME	6/18/2018	123	9,980,891	10,076,775	(95,884)

Total					$12,768,319

[1]	Commodity futures are held by ASG Managed Futures Strategy Cayman Fund Ltd., a wholly-owned subsidiary.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments*	$—	$3,039,050,480	$—	$3,039,050,480
Forward Foreign Currency Contracts (unrealized appreciation)	—	8,661,796	—	8,661,796
Futures Contracts (unrealized appreciation)	82,822,738	1,815,866	—	84,638,604

Total	$82,822,738	$3,049,528,142	$—	$3,132,350,880

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(13,668,941)	$—	$(13,668,941)
Futures Contracts (unrealized depreciation)	(51,483,497)	(8,638,588)	—	(60,122,085)

Total	$(51,483,497)	$(22,307,529)	$—	$(73,791,026)

*	Details of the major categories of the Fund’s investments are reflected within the Consolidated Portfolio of Investments.

For the period ended March 31, 2018, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund seeks to generate positive absolute returns over time. The Fund uses a set of proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity instruments, and may have both short and long exposures within an asset class based on an analysis of asset price trends. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures and forward contracts, to capture the exposures suggested by its absolute return strategy while also adding value through volatility management. These market exposures, which are expected to change over time, may include exposures to global equity and fixed income securities, securities indices, currencies, commodities and other instruments. During the period ended March 31, 2018, the Fund used long and short contracts on U.S. and foreign government bonds, U.S. and foreign equity market indices, foreign currencies, commodities (through investments in the Subsidiary) and short-term interest rates to capture the exposures suggested by the quantitative investment models.

The following is a summary of derivative instruments for the Fund, as of March 31, 2018:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$8,661,796	$—

Exchange-traded asset derivatives
Interest rate contracts	$—	$45,993,854
Equity contracts	—	3,655,544
Commodity contracts	—	34,989,206

Total exchange-traded asset derivatives	$—	$84,638,604

Total asset derivatives	$8,661,796	$84,638,604

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(13,668,941)	$—

Exchange-traded liability derivatives
Interest rate contracts	$—	$(10,162,057)
Foreign exchange contracts	—	(8,309,785)
Equity contracts	—	(27,592,357)
Commodity contracts	—	(14,057,886)

Total exchange-traded liability derivatives	$—	$(60,122,085)

Total liability derivatives	$(13,668,941)	$(60,122,085)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter (“OTC”) derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of March 31, 2018, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
UBS AG	$(5,007,145)	$118,310,299

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of March 31, 2018:

	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Over-the-counter counterparty credit risk
Forward foreign currency contracts	$8,661,796	$—
Collateral pledged to UBS AG	118,310,299	118,310,299

Total over-the-counter counterparty credit risk	126,972,095	118,310,299

Exchange-traded counterparty credit risk
Futures contracts	84,638,604	84,638,604
Margin with brokers	248,392,662	248,392,662

Total exchange-traded counterparty credit risk	333,031,266	333,031,266

Total counterparty credit risk	$460,003,361	$451,341,565

Investment Summary at March 31, 2018 (Unaudited)

Certificates of Deposit	71.2%
Time Deposits	7.8
Commercial Paper	6.8
Treasuries	3.2
Other Notes	2.7

Total Investments	91.7
Other assets less liabilities (including forward foreign currency and futures contracts)	8.3

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2018 (Unaudited)

ASG Tactical U.S. Market Fund

Shares	Description	Value (†)
Common Stocks – 55.5% of Net Assets
	Aerospace & Defense – 1.0%
3,197	Boeing Co. (The)	$1,048,232
1,508	Northrop Grumman Corp.	526,473

		1,574,705

	Air Freight & Logistics – 0.7%
2,288	FedEx Corp.	549,372
5,841	United Parcel Service, Inc., Class B	611,319

		1,160,691

	Airlines – 0.0%
1,237	Southwest Airlines Co.	70,855

	Auto Components – 0.1%
3,556	BorgWarner, Inc.	178,618

	Banks – 3.9%
46,460	Bank of America Corp.	1,393,336
13,986	Citigroup, Inc.	944,055
13,360	Fifth Third Bancorp	424,180
15,926	JPMorgan Chase & Co.	1,751,382
11,260	U.S. Bancorp	568,630
22,030	Wells Fargo & Co.	1,154,592

		6,236,175

	Beverages – 1.2%
19,454	Coca-Cola Co. (The)	844,887
2,661	Dr Pepper Snapple Group, Inc.	315,009
7,311	PepsiCo, Inc.	797,996

		1,957,892

	Biotechnology – 1.8%
8,721	AbbVie, Inc.	825,443
4,379	Amgen, Inc.	746,532
1,781	Biogen, Inc.(a)	487,673
6,256	Celgene Corp.(a)	558,098
3,559	Gilead Sciences, Inc.	268,313

		2,886,059

	Capital Markets – 2.0%
8,108	Bank of New York Mellon Corp. (The)	417,805
1,620	BlackRock, Inc.	877,587
2,887	CME Group, Inc.	466,944
5,543	Intercontinental Exchange, Inc.	401,978
10,137	Invesco Ltd.	324,485
2,194	Moody’s Corp.	353,892
2,331	S&P Global, Inc.	445,361

		3,288,052

Shares	Description	Value (†)
Common Stocks – continued
	Chemicals – 1.3%
1,432	Air Products & Chemicals, Inc.	$227,731
10,899	DowDuPont, Inc.	694,375
1,961	Ecolab, Inc.	268,794
1,181	International Flavors & Fragrances, Inc.	161,691
2,439	Monsanto Co.	284,607
1,828	PPG Industries, Inc.	204,005
553	Sherwin-Williams Co. (The)	216,842

		2,058,045

	Commercial Services & Supplies – 0.2%
2,070	Cintas Corp.	353,101

	Communications Equipment – 0.7%
27,228	Cisco Systems, Inc.	1,167,809

	Construction & Engineering – 0.2%
5,235	Fluor Corp.	299,547

	Containers & Packaging – 0.1%
2,992	Sealed Air Corp.	128,028

	Distributors – 0.1%
4,895	LKQ Corp.(a)	185,765

	Diversified Financial Services – 1.1%
8,840	Berkshire Hathaway, Inc., Class B(a)	1,763,403

	Diversified Telecommunication Services – 1.1%
25,208	AT&T, Inc.	898,665
16,837	Verizon Communications, Inc.	805,146

		1,703,811

	Electric Utilities – 0.9%
2,699	American Electric Power Co., Inc.	185,124
3,845	Duke Energy Corp.	297,872
2,354	NextEra Energy, Inc.	384,479
3,487	PG&E Corp.(a)	153,184
4,690	PPL Corp.	132,680
4,944	Southern Co. (The)	220,799

		1,374,138

	Electrical Equipment – 0.3%
6,375	Emerson Electric Co.	435,412

	Energy Equipment & Services – 0.5%
5,494	Halliburton Co.	257,889
7,590	Schlumberger Ltd.	491,680

		749,569

	Food & Staples Retailing – 1.1%
6,715	CVS Health Corp.	417,740
4,625	Sysco Corp.	277,315
5,468	Walgreens Boots Alliance, Inc.	357,990

Shares	Description	Value (†)
Common Stocks – continued
	Food & Staples Retailing – continued
7,840	Walmart, Inc.	$697,525

		1,750,570

	Food Products – 0.4%
6,262	Archer-Daniels-Midland Co.	271,583
9,040	Mondelez International, Inc., Class A	377,239

		648,822

	Health Care Equipment & Supplies – 1.0%
2,279	Becton Dickinson and Co.	493,859
5,214	Danaher Corp.	510,503
8,230	Medtronic PLC	660,211

		1,664,573

	Health Care Providers & Services – 1.6%
2,634	Aetna, Inc.	445,146
3,102	Centene Corp.(a)	331,511
2,332	McKesson Corp.	328,509
3,044	Quest Diagnostics, Inc.	305,313
5,080	UnitedHealth Group, Inc.	1,087,120

		2,497,599

	Hotels, Restaurants & Leisure – 1.3%
581	Chipotle Mexican Grill, Inc.(a)	187,727
2,193	Marriott International, Inc., Class A	298,204
4,219	McDonald’s Corp.	659,767
6,082	MGM Resorts International	212,992
1,815	Royal Caribbean Cruises Ltd.	213,698
7,955	Starbucks Corp.	460,515

		2,032,903

	Household Durables – 0.2%
3,221	Lennar Corp., Class A	189,846
7,988	Newell Brands, Inc.	203,534

		393,380

	Household Products – 0.6%
12,444	Procter & Gamble Co. (The)	986,560

	Industrial Conglomerates – 1.0%
3,812	3M Co.	836,810
5,236	Honeywell International, Inc.	756,655

		1,593,465

	Insurance – 1.1%
2,705	Aon PLC	379,593
3,465	Assurant, Inc.	316,736
3,769	Chubb Ltd.	515,486
4,505	Lincoln National Corp.	329,135
3,203	Torchmark Corp.	269,596

		1,810,546

Shares	Description	Value (†)
Common Stocks – continued
	Internet & Direct Marketing Retail – 2.3%
1,731	Amazon.com, Inc.(a)	$2,505,345
259	Booking Holdings, Inc.(a)	538,821
2,125	Netflix, Inc.(a)	627,619

		3,671,785

	Internet Software & Services – 3.3%
1,500	Alphabet, Inc., Class A(a)	1,555,710
1,516	Alphabet, Inc., Class C(a)	1,564,193
10,609	eBay, Inc.(a)	426,906
11,487	Facebook, Inc., Class A(a)	1,835,508

		5,382,317

	IT Services – 2.3%
4,495	Accenture PLC, Class A	689,983
4,571	Automatic Data Processing, Inc.	518,717
5,549	International Business Machines Corp.	851,383
6,202	Paychex, Inc.	381,981
9,969	Visa, Inc., Class A	1,192,492

		3,634,556

	Life Sciences Tools & Services – 0.4%
4,873	Agilent Technologies, Inc.	326,004
1,547	Waters Corp.(a)	307,311

		633,315

	Machinery – 1.5%
4,491	Caterpillar, Inc.	661,884
2,494	Cummins, Inc.	404,252
3,263	Deere & Co.	506,809
4,946	Fortive Corp.	383,414
3,208	Illinois Tool Works, Inc.	502,565

		2,458,924

	Media – 1.6%
1,129	Charter Communications, Inc., Class A(a)	351,367
23,237	Comcast Corp., Class A	794,008
2,917	Omnicom Group, Inc.	211,979
4,512	Time Warner, Inc.	426,745
7,639	Walt Disney Co. (The)	767,261

		2,551,360

	Metals & Mining – 0.2%
10,064	Newmont Mining Corp.	393,200

	Multi-Utilities – 0.7%
3,336	CMS Energy Corp.	151,087
7,422	Consolidated Edison, Inc.	578,471
3,662	Dominion Energy, Inc.	246,929
1,549	Sempra Energy	172,280

		1,148,767

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – 2.7%
5,344	Apache Corp.	$205,637
5,592	Cabot Oil & Gas Corp.	134,096
8,855	Chevron Corp.	1,009,824
1,339	Concho Resources, Inc.(a)	201,292
3,622	EOG Resources, Inc.	381,288
18,884	Exxon Mobil Corp.	1,408,935
3,970	Hess Corp.	200,961
13,825	Kinder Morgan, Inc.	208,205
2,959	Phillips 66	283,827
3,420	Valero Energy Corp.	317,274

		4,351,339

	Pharmaceuticals – 2.9%
10,383	Bristol-Myers Squibb Co.	656,725
12,850	Johnson & Johnson	1,646,728
15,945	Merck & Co., Inc.	868,524
31,333	Pfizer, Inc.	1,112,008
5,279	Zoetis, Inc.	440,849

		4,724,834

	Professional Services – 0.2%
3,242	Equifax, Inc.	381,940

	REITs - Apartments – 0.2%
1,442	AvalonBay Communities, Inc.	237,151

	REITs - Diversified – 0.8%
2,774	American Tower Corp.	403,173
2,637	Crown Castle International Corp.	289,042
575	Equinix, Inc.	240,431
1,348	SBA Communications Corp.(a)	230,400
2,034	Vornado Realty Trust	136,888

		1,299,934

	REITs - Regional Malls – 0.3%
7,632	GGP, Inc.	156,151
1,914	Simon Property Group, Inc.	295,426

		451,577

	REITs - Shopping Centers – 0.1%
2,545	Regency Centers Corp.	150,104

	REITs - Storage – 0.2%
1,563	Public Storage	313,210

	Road & Rail – 0.5%
5,671	Union Pacific Corp.	762,352

	Semiconductors & Semiconductor Equipment – 2.0%
5,040	Analog Devices, Inc.	459,295
1,255	Broadcom Ltd.	295,741
26,699	Intel Corp.	1,390,484

Shares	Description	Value (†)
Common Stocks – continued
	Semiconductors & Semiconductor Equipment – continued
1,181	Lam Research Corp.	$239,932
3,783	NVIDIA Corp.	876,105

		3,261,557

	Software – 3.1%
3,530	Adobe Systems, Inc.(a)	762,762
2,079	ANSYS, Inc.(a)	325,759
34,775	Microsoft Corp.	3,173,914
5,536	salesforce.com, inc.(a)	643,837

		4,906,272

	Specialty Retail – 1.0%
304	AutoZone, Inc.(a)	197,202
5,599	Home Depot, Inc. (The)	997,966
5,101	Lowe’s Cos., Inc.	447,612

		1,642,780

	Technology Hardware, Storage & Peripherals – 2.4%
22,668	Apple, Inc.	3,803,237

	Textiles, Apparel & Luxury Goods – 0.4%
7,121	NIKE, Inc., Class B	473,119
3,137	VF Corp.	232,515

		705,634

	Tobacco – 0.9%
10,477	Altria Group, Inc.	652,927
7,930	Philip Morris International, Inc.	788,242

		1,441,169

	Total Common Stocks (Identified Cost $80,306,533)	89,257,407

Exchange-Traded Funds – 9.8%
59,641	SPDR® S&P 500® ETF Trust (Identified Cost $15,136,323)	15,694,529

Principal Amount
Short-Term Investments – 32.7%
	Certificates of Deposit – 24.5%
$1,500,000	Landesbank Hessen (NY), 1.800%, 4/03/2018	1,500,019
1,000,000	Oversea-Chinese Banking Corp. Ltd. (NY), 1.710%, 4/04/2018	1,000,001
2,500,000	Cooperatieve Rabobank U.A. (NY), 1-month LIBOR + 0.100%, 1.791%, 4/06/2018(b)(c)	2,500,035
2,000,000	DNB Nor Bank ASA (NY), 1.720%, 4/24/2018	2,000,008
2,000,000	Norinchukin Bank (NY), 1.720%, 4/24/2018	1,999,782
3,000,000	Bank of Tokyo-Mitsubishi UFJ (NY), 1.740%, 4/25/2018	2,999,663

Principal Amount	Description	Value (†)
$2,000,000	Abbey National Treasury Services PLC, 1.770%, 4/25/2018	$1,999,888
2,000,000	Bank of Montreal (IL), 1-month LIBOR + 0.280%, 1.991%, 5/08/2018(b)(c)	2,000,608
1,000,000	Svenska Handelsbanken (NY), 1-month LIBOR + 0.110%, 1.951%, 5/21/2018(b)(c)	1,000,111
2,500,000	Sumitomo Mitsui Trust Bank (NY), 2.000%, 5/21/2018	2,500,022
4,000,000	Mizuho Bank Ltd. (NY), 1.970%, 6/04/2018	3,999,179
1,000,000	Sumitomo Mitsui Bank (NY), 1-month LIBOR + 0.200%, 1.886%, 6/05/2018(b)(c)	999,841
2,000,000	BNP Paribas (NY), 2.040%, 6/05/2018	2,000,136
1,500,000	Bank of Nova Scotia (TX), 1-month LIBOR + 0.150%, 1.927%, 6/15/2018(b)(c)	1,500,043
1,500,000	Sumitomo Mitsui Trust Bank (NY), 1-month LIBOR + 0.200%, 1.977%, 6/15/2018(b)(c)	1,499,700
1,000,000	Nordea Bank AB (NY), 1.840%, 7/10/2018(c)	998,847
2,000,000	Royal Bank of Canada (NY), 1-month LIBOR + 0.180%, 1.920%, 7/10/2018(b)(c)	1,999,726
2,000,000	Swedbank (NY), 1-month LIBOR + 0.150%, 1.890%, 7/11/2018(b)(c)	1,999,522
1,500,000	Sumitomo Mitsui Bank (NY), 1-month LIBOR + 0.210%, 2.018%, 7/19/2018(b)(c)	1,499,590
2,500,000	Wells Fargo Bank NA, 1-month LIBOR + 0.210%, 1.880%, 9/06/2018(b)	2,497,517
1,000,000	Commonwealth Bank of Australia (NY), 1-month LIBOR + 0.260%, 1.946%, 1/03/2019(b)(c)	998,884

		39,493,122

	Treasuries – 2.5%
1,100,000	U.S. Treasury Bills, 1.305%-1.398%, 4/05/2018(d)(e)(f)	1,099,851
2,000,000	U.S. Treasury Bills, 1.500%, 5/03/2018(d)(f)	1,997,200
1,000,000	U.S. Treasury Bills, 1.647%, 6/07/2018(d)(f)	996,953

		4,094,004

	Other Notes – 2.5%
3,000,000	Bank of America NA, 1.830%, 8/02/2018(g)	2,999,901
1,000,000	Bank of America NA, 1.966%, 8/16/2018(g)	999,963

		3,999,864

	Time Deposits – 2.0%
3,150,000	National Bank of Kuwait, 1.690%, 4/02/2018(g)	3,150,000

	Commercial Paper – 1.2%
2,000,000	ING (U.S.) Funding LLC, 1-month LIBOR + 0.130%, 1.938%, 5/17/2018(b)(c)	2,000,274

	Total Short-Term Investments (Identified Cost $52,744,173)	52,737,264

Description	Value (†)
Total Investments – 98.0% (Identified Cost $148,187,029)	$157,689,200
Other assets less liabilities – 2.0%	3,233,483

Net Assets – 100.0%	$160,922,683

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadvisers and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser or subadviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	Variable rate security. Rate as of March 31, 2018 is disclosed.
(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(d)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(e)	The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.
(f)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(g)	Variable rate security. The interest rate adjusts periodically based on changes in current interest rates. Rate as of March 31, 2018 is disclosed.

ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
REITs	Real Estate Investment Trusts
SPDR	Standard & Poor’s Depositary Receipt

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At March 31, 2018, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500®	6/15/2018	801$	108,875,038	$105,852,150	$(3,022,888)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•	Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$89,257,407	$—	$—	$89,257,407
Exchange-Traded Funds	15,694,529	—	—	15,694,529
Short-Term Investments*	—	52,737,264	—	52,737,264

Total	$104,951,936	$52,737,264	$—	$157,689,200

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(3,022,888)	$—	$—	$(3,022,888)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2018, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include futures contracts.

The Fund seeks long-term capital appreciation, with emphasis on the protection of capital during unfavorable market conditions. The Fund uses long futures contracts on U.S. equity indices to increase exposure to the U.S. equity market to up to130% of the Fund’s total assets and short futures on U.S. equity indices to decrease exposure to the U.S. equity market to as low as 0% of the Fund’s total assets (to limit the effects of extreme market drawdowns). For the period ended March 31, 2018, the Fund used long contracts on U.S. equity market indices to increase exposure to the U.S. equity market.

The following is a summary of derivative instruments for the Fund, as of March 31, 2018:

Liability	Unrealized depreciation on futures contracts
Exchange-traded asset derivatives Equity contracts	$(3,022,888)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of March 31, 2018:

	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Exchange-traded counterparty credit risk Margin with brokers	$9,756,426	$9,756,426

Industry Summary at March 31, 2018 (Unaudited)

Exchange-Traded Funds	9.8%
Banks	3.9
Internet Software & Services	3.3
Software	3.1
Pharmaceuticals	2.9
Oil, Gas & Consumable Fuels	2.7
Technology Hardware, Storage & Peripherals	2.4
Internet & Direct Marketing Retail	2.3
IT Services	2.3
Capital Markets	2.0
Semiconductors & Semiconductor Equipment	2.0
Other Investments, less than 2% each	28.6
Short-Term Investments	32.7

Total Investments	98.0
Other assets less liabilities (including futures contracts)	2.0

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2018 (Unaudited)

Loomis Sayles Strategic Alpha Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 67.6% of Net Assets
Non-Convertible Bonds – 64.9%
	ABS Car Loan – 5.5%
$1,577,928	Ally Auto Receivables Trust, Series 2016-3, Class A3, 1.440%, 8/17/2020(a)	$1,569,914
1,455,000	AmeriCredit Automobile Receivables Trust, Series 2015-4, Class D, 3.720%, 12/08/2021(a)	1,472,317
295,000	AmeriCredit Automobile Receivables Trust, Series 2016-2, Class D, 3.650%, 5/09/2022(a)	298,241
2,415,000	BMW Vehicle Owner Trust, Series 2018-A, Class A2B, 1-month LIBOR + 0.070%, 1.942%, 11/25/2020(a)(b)	2,415,290
1,360,000	CarMax Auto Owner Trust, Series 2018-1, Class A2B, 1-month LIBOR + 0.150%, 1.927%, 5/17/2021(a)(b)	1,359,204
504,782	CIG Auto Receivables Trust, Series 2017-1A, Class A, 2.710%, 5/15/2023, 144A(a)	501,908
600,000	CPS Auto Receivables Trust, Series 2014-D, Class C, 4.350%, 11/16/2020, 144A(a)	608,846
3,065,000	CPS Auto Receivables Trust, Series 2016-B, Class E, 8.140%, 5/15/2023, 144A	3,240,090
815,000	CPS Auto Receivables Trust, Series 2017-D, Class D, 3.730%, 9/15/2023, 144A(a)	809,242
230,000	CPS Auto Receivables Trust, Series 2018-A, Class C, 3.050%, 12/15/2023, 144A(a)	229,019
2,175,000	Drive Auto Receivables Trust, Series 2016-CA, Class C, 3.020%, 11/15/2021, 144A(a)	2,178,400
2,955,000	Drive Auto Receivables Trust, Series 2018-1, Class D, 3.810%, 5/15/2024(a)	2,960,124
558,929	DT Auto Owner Trust, Series 2014-3A, Class D, 4.470%, 11/15/2021, 144A(a)	562,668
1,070,000	DT Auto Owner Trust, Series 2015-2A, Class D, 4.250%, 2/15/2022, 144A(a)	1,079,057
4,075,000	DT Auto Owner Trust, Series 2016-1A, Class D, 4.660%, 12/15/2022, 144A(a)	4,133,595
3,045,000	DT Auto Owner Trust, Series 2016-2A, Class D, 5.430%, 11/15/2022, 144A(a)	3,113,801
270,000	First Investors Auto Owner Trust, Series 2014-1A, Class D, 3.280%, 4/15/2021, 144A(a)	269,926
440,000	First Investors Auto Owner Trust, Series 2014-2A, Class D, 3.470%, 2/15/2021, 144A(a)	440,927
345,000	First Investors Auto Owner Trust, Series 2015-1A, Class D, 3.590%, 1/18/2022, 144A(a)	344,275
1,710,000	First Investors Auto Owner Trust, Series 2015-2A, Class D, 4.220%, 12/15/2021, 144A(a)	1,722,533
220,000	First Investors Auto Owner Trust, Series 2016-2A, Class D, 3.350%, 11/15/2022, 144A(a)	215,876
605,000	Flagship Credit Auto Trust, Series 2015-1, Class C, 3.760%, 6/15/2021, 144A(a)	608,561
650,000	Flagship Credit Auto Trust, Series 2016-3, Class D, 3.890%, 11/15/2022, 144A(a)	653,218
314,398	Ford Credit Auto Owner Trust, Series 2015-A, Class A3, 1.280%, 9/15/2019(a)	313,970
390,685	Ford Credit Auto Owner Trust, Series 2015-B, Class A3, 1.160%, 11/15/2019(a)	389,673

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Car Loan – continued
$1,302,959	Ford Credit Auto Owner Trust, Series 2015-C, Class A3, 1.410%, 2/15/2020(a)	$1,298,078
2,067,073	Ford Credit Auto Owner Trust, Series 2017-A, Class A2B, 1-month LIBOR + 0.120%, 1.897%, 12/15/2019(a)(b)	2,067,556
1,362,000	Hertz Vehicle Financing II LP, Series 2017-2A, Class A, 3.290%, 10/25/2023, 144A(a)	1,349,797
480,016	Honda Auto Receivables Owner Trust, Series 2015-3, Class A3, 1.270%, 4/18/2019(a)	479,357
1,629,893	Honda Auto Receivables Owner Trust, Series 2016-2, Class A3, 1.390%, 4/15/2020(a)	1,620,351
1,290,000	Honda Auto Receivables Owner Trust, Series 2017-1, Class A3, 1.720%, 7/21/2021(a)	1,275,547
5,095,000	Honda Auto Receivables Owner Trust, Series 2018-1, Class A3, 2.640%, 2/15/2022(a)	5,092,895
3,045,000	NextGear Floorplan Master Owner Trust, Series 2017-1A, Class A1, 1-month LIBOR + 0.850%, 2.627%, 4/18/2022, 144A(a)(b)	3,063,500
815,000	NextGear Floorplan Master Owner Trust, Series 2017-2A, Class A1, 1-month LIBOR + 0.680%, 2.457%, 10/17/2022, 144A(a)(b)	817,652
2,590,000	NextGear Floorplan Master Owner Trust, Series 2018-1A, Class A1, 1-month LIBOR + 0.640%, 2.417%, 2/15/2023, 144A(a)(b)	2,590,107
970,000	Nissan Auto Receivables Owner Trust, Series 2016-C, Class A3, 1.180%, 1/15/2021(a)	958,194
654,669	Nissan Auto Receivables Owner Trust, Series 2017-A, Class A2B, 1-month LIBOR + 0.060%, 1.837%, 1/15/2020(a)(b)	654,696
1,525,000	Nissan Auto Receivables Owner Trust, Series 2017-A, Class A3, 1.740%, 8/16/2021(a)	1,505,141
3,220,000	Nissan Auto Receivables Owner Trust, Series 2018-A, Class A3, 2.650%, 5/16/2022(a)	3,216,028
3,045,000	Prestige Auto Receivables Trust, Series 2016-1A, Class D, 5.150%, 11/15/2021, 144A(a)	3,093,176
728,228	Toyota Auto Receivables Owner Trust, Series 2015-C, Class A3, 1.340%, 6/17/2019(a)	726,840
766,436	Toyota Auto Receivables Owner Trust, Series 2016-C, Class A3, 1.140%, 8/17/2020(a)	759,578
460,441	Toyota Auto Receivables Owner Trust, Series 2016-D, Class A2B, 1-month LIBOR + 0.130%, 1.907%, 5/15/2019(a)(b)	460,491
2,246,992	Toyota Auto Receivables Owner Trust, Series 2017-B, Class A2B, 1-month LIBOR + 0.060%, 1.837%, 1/15/2020(a)(b)	2,246,991
1,093,972	USAA Auto Owner Trust, Series 2016-1, Class A3, 1.200%, 6/15/2020(a)	1,087,968
1,061,544	Veros Automobile Receivables Trust, Series 2017-1, Class A, 2.840%, 4/17/2023, 144A(a)	1,057,512
595,000	Westlake Automobile Receivables Trust, Series 2017-1A, Class D, 3.460%, 10/17/2022, 144A(a)	597,242
740,000	Westlake Automobile Receivables Trust, Series 2018-1A, Class D, 3.410%, 5/15/2023, 144A(a)	738,722

		68,248,094

	ABS Credit Card – 5.1%
3,145,000	American Express Credit Account Master Trust, Series 2013-1, Class A, 1-month LIBOR + 0.420%, 2.197%, 2/16/2021(a)(b)	3,148,065

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Credit Card – continued
$5,420,000	American Express Credit Account Master Trust, Series 2017-6, Class A, 2.040%, 5/15/2023(a)	$5,321,468
2,765,000	American Express Issuance Trust II, Series 2013-2, Class A, 1-month LIBOR + 0.430%, 2.207%, 8/15/2019(a)(b)	2,769,633
2,050,000	BA Credit Card Trust, Series 2014-A1, Class A, 1-month LIBOR + 0.380%, 2.157%, 6/15/2021(a)(b)	2,054,699
995,000	Bank of America Credit Card Trust, Series 2016-A1, Class A, 1-month LIBOR + 0.390%, 2.167%, 10/15/2021(a)(b)	997,991
4,385,000	Bank of America Credit Card Trust, Series 2017-A1, Class A1, 1.950%, 8/15/2022(a)	4,323,627
5,875,000	Bank of America Credit Card Trust, Series 2018-A1, Class A1, 2.700%, 7/17/2023(a)	5,862,567
3,600,000	Capital One Multi-Asset Execution Trust, Series 2015-A7, Class A7, 1.450%, 8/16/2021(a)	3,580,398
2,585,000	Capital One Multi-Asset Execution Trust, Series 2017-A1, Class A1, 2.000%, 1/17/2023(a)	2,550,318
3,500,000	Chase Issuance Trust, Series 2015-A4, Class A4, 1.840%, 4/15/2022(a)	3,440,645
3,120,000	Chase Issuance Trust, Series 2016-A2, Class A, 1.370%, 6/15/2021(a)	3,075,799
5,825,000	Citibank Credit Card Issuance Trust, Series 2013-A7, Class A7, 1-month LIBOR + 0.430%, 2.170%, 9/10/2020(a)(b)	5,834,321
3,045,000	Citibank Credit Card Issuance Trust, Series 2014-A8, Class A8, 1.730%, 4/09/2020(a)	3,044,723
5,800,000	Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1, 1.750%, 11/19/2021(a)	5,714,564
5,520,000	Citibank Credit Card Issuance Trust, Series 2017-A8, Class A8, 1.860%, 8/08/2022(a)	5,405,832
6,025,000	Citibank Credit Card Issuance Trust, Series 2018-A1, Class A1, 2.490%, 1/20/2023(a)	5,973,634

		63,098,284

	ABS Home Equity – 11.3%
559,904	Adjustable Rate Mortgage Trust, Series 2004-4, Class 3A1, 3.527%, 3/25/2035(a)(c)	550,117
1,156,964	Adjustable Rate Mortgage Trust, Series 2005-1, Class 3A1, 3.432%, 5/25/2035(a)(c)	1,169,840
1,947,717	Ajax Mortgage Loan Trust, Series 2016-B, Class A, 4.000%, 9/25/2065, 144A(a)(c)	1,955,061
1,255,506	Ajax Mortgage Loan Trust, Series 2016-C, Class A, 4.000%, 10/25/2057, 144A(a)(c)	1,259,373
398,129	Ajax Mortgage Loan Trust, Series 2017-A, Class A, 3.470%, 4/25/2057, 144A(a)(c)	395,914
1,564,613	Ajax Mortgage Loan Trust, Series 2017-B, Class A, 3.163%, 9/25/2056, 144A(a)(c)	1,542,122
467,855	Alternative Loan Trust, Series 2004-16CB, Class 1A1, 5.500%, 7/25/2034(a)	480,237
516,480	Alternative Loan Trust, Series 2004-16CB, Class 3A1, 5.500%, 8/25/2034(a)	529,266
357,051	Alternative Loan Trust, Series 2004-28CB, Class 5A1, 5.750%, 1/25/2035	357,277

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$956,220	Alternative Loan Trust, Series 2005-J1, Class 2A1, 5.500%, 2/25/2025	$971,522
300,000	American Homes 4 Rent, Series 2014-SFR2, Class D, 5.149%, 10/17/2036, 144A(a)	321,023
2,170,000	American Homes 4 Rent, Series 2014-SFR2, Class E, 6.231%, 10/17/2036, 144A(a)	2,417,237
1,200,000	American Homes 4 Rent, Series 2014-SFR3, Class E, 6.418%, 12/17/2036, 144A(a)	1,352,670
682,798	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	696,086
1,282,240	Banc of America Funding Trust, Series 2004-B, Class 4A2, 3.456%, 11/20/2034(c)	1,268,661
383,426	Banc of America Funding Trust, Series 2005-5, Class 1A1, 5.500%, 9/25/2035	401,162
811,943	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035	853,061
633,722	Banc of America Funding Trust, Series 2007-4, Class 5A1, 5.500%, 11/25/2034	646,695
1,527,039	Banc of America Mortgage Trust, Series 2005-I, Class 4A1, 3.388%, 10/25/2035(c)	1,500,214
710,977	Bayview Opportunity Master Fund IIIa Trust, Series 2017-RN7, Class A1, 3.105%, 9/28/2032, 144A(a)(c)	708,158
1,717,674	Bayview Opportunity Master Fund IIIa Trust, Series 2017-RN8, Class A1, 3.352%, 11/28/2032, 144A(c)	1,712,313
121,037	Bayview Opportunity Master Fund IIIb Trust, Series 2017-RN2, Class A1, 3.475%, 4/28/2032, 144A(c)	120,865
141,858	Bayview Opportunity Master Fund IIIb Trust, Series 2017-RN3, Class A1, 3.228%, 5/28/2032, 144A(a)(c)	141,199
1,595,589	Bayview Opportunity Master Fund IV Trust, Series 2018-RN2, Class A1, 3.598%, 2/25/2033, 144A(a)(c)	1,592,783
2,512,363	Bayview Opportunity Master Fund IVa Trust, Series 2018-RN1, Class A1, 3.278%, 1/28/2033, 144A(a)(c)	2,498,834
640,000	Bayview Opportunity Master Fund IVa Trust, Series 2018-RN3, Class A1, 3.672%, 3/28/2033, 144A(a)(c)(d)	640,000
1,269,006	Bayview Opportunity Master Fund IVb Trust, Series 2017-NPL2, Class A1, 2.981%, 10/28/2032, 144A(a)(c)	1,263,174
727,247	BCAP LLC Trust, Series 2007-AA2, Class 22A1, 6.000%, 3/25/2022	723,948
1,370,291	CAM Mortgage Trust, Series 2016-1, Class M, 5.000%, 1/15/2056, 144A(c)	1,352,208
554,335	CHL Mortgage Pass-Through Trust, Series 2004-12, Class 8A1, 3.740%, 8/25/2034(c)	544,665
1,722,100	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A3, 3.512%, 8/25/2035(c)	1,719,725
2,200,000	Colony American Finance Ltd., Series 2015-1, Class D, 5.649%, 10/15/2047, 144A	2,288,513
1,065,000	Colony American Finance Ltd., Series 2016-1, Class C, 4.638%, 6/15/2048, 144A(a)(c)	1,059,595
3,190,000	Colony American Homes, Series 2015-1A, Class D, 1-month LIBOR + 2.150%, 3.868%, 7/17/2032, 144A(a)(b)	3,189,991
2,545,000	Colony American Homes, Series 2015-1A, Class F, 1-month LIBOR + 3.650%, 5.368%, 7/17/2032, 144A(b)	2,562,104

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$682,892	Countrywide Alternative Loan Trust, Series 2003-22CB, Class 1A1, 5.750%, 12/25/2033(a)	$700,137
593,280	Countrywide Alternative Loan Trust, Series 2004-14T2, Class A11, 5.500%, 8/25/2034	617,337
1,119,514	Countrywide Alternative Loan Trust, Series 2004-J10, Class 2CB1, 6.000%, 9/25/2034	1,158,548
601,714	Countrywide Alternative Loan Trust, Series 2004-J3, Class 1A1, 5.500%, 4/25/2034(a)	610,466
244	Countrywide Alternative Loan Trust, Series 2004-J7, Class 1A5, 5.017%, 8/25/2034(a)(c)(d)(e)	240
83,710	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB4, Class 2A1, 3.560%, 9/20/2034(a)(c)	81,427
561,359	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR26, Class 7A1, 3.564%, 11/25/2033(a)(c)	565,455
386,051	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 4A1, 3.665%, 12/25/2033(a)(c)	387,995
3,060,000	Credit Suisse Mortgage Trust, Series 2018-RPL2, Class A1, 4.030%, 8/25/2062, 144A(c)(d)(e)	3,059,917
239,076	CSFB Mortgage-Backed Pass-Through Certificates, Series 2003-27, Class 4A4, 5.750%, 11/25/2033(a)	246,446
859,378	Deutsche Mortgage Securities, Inc., Series 2004-4, Class 7AR1, 1-month LIBOR + 0.350%, 2.222%, 6/25/2034(b)	834,053
657,544	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1-month LIBOR + 0.330%, 2.138%, 9/19/2045(b)	535,774
1,766,157	Dukinfield 2 PLC, Series 2, Class A, GBP 3-month LIBOR + 1.250%, 1.874%, 12/20/2052, (GBP)(a)(b)	2,508,368
640,461	Eurosail PLC, Series 2007-2X, Class A3C, GBP 3-month LIBOR + 0.150%, 0.754%, 3/13/2045, (GBP)(a)(b)	875,771
1,586,072	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN1, Class M2, 1-month LIBOR + 2.200%, 4.072%, 2/25/2024(a)(b)	1,632,937
969,573	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN2, Class M2, 1-month LIBOR + 1.650%, 3.522%, 4/25/2024(a)(b)	983,718
2,585,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M2, 1-month LIBOR + 1.850%, 3.722%, 10/25/2027(a)(b)	2,638,614
1,283,238	GCAT LLC, Series 2017-2, Class A1, 3.500%, 4/25/2047, 144A(a)(c)	1,274,622
697,703	GCAT LLC, Series 2017-3, Class A1, 3.352%, 4/25/2047, 144A(a)(c)	693,592
154,389	GCAT LLC, Series 2017-4, Class A1, 3.228%, 5/25/2022, 144A(c)	153,329
464,264	GCAT LLC, Series 2017-5, Class A1, 3.228%, 7/25/2047, 144A(a)(c)	461,559
349,228	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 3.968%, 7/19/2035(c)	334,800
287,069	GSR Mortgage Loan Trust, Series 2005-AR4, Class 4A1, 3.696%, 7/25/2035(c)	282,334
2,545,882	IndyMac Index Mortgage Loan Trust, Series 2004-AR12, Class A1, 1-month LIBOR + 0.780%, 2.652%, 12/25/2034(b)	2,341,922

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$3,190,381	IndyMac Index Mortgage Loan Trust, Series 2004-AR6, Class 4A, 3.796%, 10/25/2034(c)	$3,254,271
819,077	IndyMac Index Mortgage Loan Trust, Series 2004-AR7, Class A5, 1-month LIBOR + 1.220%, 3.092%, 9/25/2034(b)	744,025
1,449,663	IndyMac Index Mortgage Loan Trust, Series 2005-16IP, Class A1, 1-month LIBOR + 0.640%, 2.512%, 7/25/2045(b)	1,396,094
3,414,770	IndyMac Index Mortgage Loan Trust, Series 2006-AR2, Class 2A1, 1-month LIBOR + 0.210%, 2.082%, 2/25/2046(b)	2,899,898
2,985,000	Invitation Homes Trust, Series 2015-SFR1, Class E, 1-month LIBOR + 4.200%, 5.950%, 3/17/2032, 144A(a)(b)	2,990,241
1,765,000	Invitation Homes Trust, Series 2015-SFR3, Class E, 1-month LIBOR + 3.750%, 5.500%, 8/17/2032, 144A(b)	1,770,451
445,000	Invitation Homes Trust, Series 2018-SFR1, Class E, 1-month LIBOR + 2.000%, 3.808%, 3/17/2037, 144A(b)	450,703
469,446	JPMorgan Mortgage Trust, Series 2003-A2, Class 3A1, 3.144%, 11/25/2033(a)(c)	474,142
1,657,562	JPMorgan Mortgage Trust, Series 2004-S1, Class 2A1, 6.000%, 9/25/2034	1,673,736
1,238,386	JPMorgan Mortgage Trust, Series 2005-A2, Class 3A2, 3.609%, 4/25/2035(a)(c)	1,231,620
301,897	JPMorgan Mortgage Trust, Series 2005-A3, Class 4A1, 3.679%, 6/25/2035(a)(c)	305,475
1,026,010	JPMorgan Mortgage Trust, Series 2006-A1, Class 1A2, 3.643%, 2/25/2036(c)	950,142
526,584	Lehman XS Trust, Series 2005-7N, Class 3A1, 1-month LIBOR + 0.280%, 2.152%, 12/25/2035(b)	449,875
3	Lehman XS Trust, Series 2006-12N, Class A2A1, 1-month LIBOR + 0.150%, 2.022%, 8/25/2046(b)(d)(e)	3
650,133	Lehman XS Trust, Series 2006-2N, Class 1A1, 1-month LIBOR + 0.260%, 2.132%, 2/25/2046(b)	572,379
521,380	Ludgate Funding PLC, Series 2007-1, Class A2B, 3-month EURIBOR + 0.160%, 0.000%, 1/01/2061, (EUR)(a)(b)	617,691
1,936,741	Ludgate Funding PLC, Series 2008-W1X, Class A1, GBP 3-month LIBOR + 0.600%, 1.119%, 1/01/2061, (GBP)(a)(b)	2,664,964
360,755	MASTR Adjustable Rate Mortgages Trust, Series 2004-4, Class 5A1, 3.873%, 5/25/2034(a)(c)	357,249
1,309,393	MASTR Adjustable Rate Mortgages Trust, Series 2004-7, Class 3A1, 3.355%, 7/25/2034(a)(c)	1,282,206
291,706	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 1A1, 3.755%, 4/25/2036(c)	290,267
426,260	MASTR Alternative Loan Trust, Series 2003-9, Class 4A1, 5.250%, 11/25/2033(a)	440,346
487,888	MASTR Alternative Loan Trust, Series 2004-5, Class 1A1, 5.500%, 6/25/2034(a)	499,542
601,286	MASTR Alternative Loan Trust, Series 2004-5, Class 2A1, 6.000%, 6/25/2034(a)	622,306
1,597,632	MASTR Alternative Loan Trust, Series 2004-8, Class 2A1, 6.000%, 9/25/2034	1,695,514
169,956	MLCC Mortgage Investors, Inc., Series 2006-2, Class 2A, 3.351%, 5/25/2036(a)(c)	171,583
638,108	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 4A2, 5.500%, 11/25/2035	610,952

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$1,188,990	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5, 5.500%, 11/25/2035	$1,224,259
754,823	Newgate Funding PLC, Series 2007-3X, Class A2B, 3-month EURIBOR + 0.600%, 0.273%, 12/15/2050, (EUR)(a)(b)	919,803
245,450	NYMT Residential LLC, Series 2016-RP1A, Class A, 4.000%, 3/25/2021, 144A(a)(c)	245,205
1,196,598	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL1, Class A1, 3.000%, 6/25/2057, 144A(a)(c)	1,189,547
2,511,365	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL2, Class A1, 3.000%, 7/25/2057, 144A(a)(c)	2,490,695
1,530,000	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL2, Class A2, 4.875%, 7/25/2057, 144A(c)	1,523,424
475,632	OWS Structured Asset Trust, Series 2016-NPL1, Class A1, 3.750%, 7/25/2056, 144A(a)(c)	477,313
3,791,012	Preston Ridge Partners Mortgage LLC, Series 2017-2A, Class A1, 3.470%, 9/25/2022, 144A(a)(c)	3,776,458
1,165,000	Preston Ridge Partners Mortgage LLC, Series 2017-2A, Class A2, 5.000%, 9/25/2022, 144A(c)	1,162,062
1,379,302	Preston Ridge Partners Mortgage LLC, Series 2017-3A, Class A1, 3.470%, 11/25/2022, 144A(a)(c)	1,377,195
405,000	Preston Ridge Partners Mortgage LLC, Series 2017-3A, Class A2, 5.000%, 11/25/2022, 144A(c)	403,593
3,558,647	RCO Mortgage LLC, Series 2017-1, Class A1, 3.375%, 8/25/2022, 144A(a)(c)	3,544,426
967,497	Residential Accredit Loans, Inc. Trust, Series 2006-QO4, Class 2A1, 1-month LIBOR + 0.190%, 2.062%, 4/25/2046(b)	912,795
1,432,447	Residential Asset Securitization Trust, Series 2005-A8CB, Class A9, 5.375%, 7/25/2035	1,274,360
452,913	Residential Funding Mortgage Securities, Series 2006-S1, Class 1A3, 5.750%, 1/25/2036	448,208
1,979,973	Residential Funding Mortgage Securities, Series 2006-SA2, Class 3A1, 4.657%, 8/25/2036(c)	1,845,976
424,972	RMAC Securities No. 1 PLC, Series 2006-NS1X, Class A2C, 3-month EURIBOR + 0.150%, 0.000%, 6/12/2044, (EUR)(a)(b)	510,473
327,325	RMAC Securities No. 1 PLC, Series 2007-NS1X, Class A2A, GBP 3-month LIBOR + 0.150%, 0.752%, 6/12/2044, (GBP)(a)(b)	447,323
1,819,000	Starwood Waypoint Homes, Series 2015-1A, Class E, 1-month LIBOR + 3.000%, 4.718%, 7/17/2032, 144A(b)	1,824,562
666,030	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 1A, 3.359%, 6/25/2034(a)(c)	657,753
3,620,291	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1, 1-month LIBOR + 0.310%, 2.182%, 7/25/2035(b)	2,891,729
345,308	Structured Asset Securities Corp. Trust, Series 2005-1, Class 7A7, 5.500%, 2/25/2035	350,138
1,200,000	Towd Point Mortgage Funding PLC, Series 2016-GR1X, Class B, GBP 3-month LIBOR + 1.400%, 1.923%, 7/20/2046, (GBP)(a)(b)	1,696,906
442,485	VOLT LIV LLC, Series 2017-NPL1, Class A1, 3.500%, 2/25/2047, 144A(a)(c)	441,479
2,400,000	VOLT LIV LLC, Series 2017-NPL1, Class A2, 5.875%, 2/25/2047, 144A(c)	2,400,162
893,911	VOLT LV LLC, Series 2017-NPL2, Class A1, 3.500%, 3/25/2047, 144A(a)(c)	892,225

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$2,063,515	VOLT LVI LLC, Series 2017-NPL3, Class A1, 3.500%, 3/25/2047, 144A(a)(c)	$2,063,813
2,840,000	VOLT LVI LLC, Series 2017-NPL3, Class A2, 5.875%, 3/25/2047, 144A(c)	2,840,578
441,914	VOLT LVII LLC, Series 2017-NPL4, Class A1, 3.375%, 4/25/2047, 144A(a)(c)	440,988
1,064,102	VOLT LXI LLC, Series 2017-NPL8, Class A1, 3.125%, 6/25/2047, 144A(a)(c)	1,058,609
1,189,244	VOLT LXIII LLC, Series 2017-NP10, Class A1, 3.000%, 10/25/2047, 144A(a)(c)	1,178,079
1,125,000	VOLT XL LLC, Series 2015-NP14, Class A2, 4.875%, 11/27/2045, 144A(c)	1,125,014
1,754,416	Wells Fargo Mortgage Backed Securities Trust, Series 2004-I, Class 2A1, 3.580%, 7/25/2034(a)(c)	1,781,351
278,596	Wells Fargo Mortgage Backed Securities Trust, Series 2004-O, Class A1, 3.554%, 8/25/2034(a)(c)	285,927
153,972	Wells Fargo Mortgage Backed Securities Trust, Series 2005-11, Class 2A3, 5.500%, 11/25/2035	155,220
749,255	Wells Fargo Mortgage Backed Securities Trust, Series 2005-16, Class A18, 6.000%, 1/25/2036	756,051
406,698	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A4, 3.645%, 5/01/2035(a)(c)	417,186
501,357	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR12, Class 2A5, 3.737%, 6/25/2035(a)(c)	511,744

		139,723,278

	ABS Other – 4.0%
857,256	AASET Trust, Series 2017-1A, Class A, 3.967%, 5/16/2042, 144A(a)	854,539
3,531,412	AIM Aviation Finance Ltd., Series 2015-1A, Class B1, 5.072%, 2/15/2040, 144A(a)(c)	3,507,562
1,083,709	AIM Aviation Finance Ltd., Series 2015-1A, Class C1, 4.750%, 2/15/2040, 144A	1,061,241
364,376	Apollo Aviation Securitization Equity Trust, Series 2018-1A, Class B, 5.437%, 1/16/2038, 144A(a)	360,769
350,000	Ascentium Equipment Receivables Trust, Series 2017-2A, Class C, 2.870%, 8/10/2022, 144A(a)	344,918
1,149,583	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class A, 4.213%, 12/16/2041, 144A(a)(c)	1,167,419
1,311,823	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class B, 5.682%, 12/16/2041, 144A(a)(c)	1,305,694
250,000	CCG Receivables Trust, Series 2018-1, Class C, 3.420%, 6/16/2025, 144A(a)	248,860
966,882	CLUB Credit Trust, Series 2017-P1, Class A, 2.420%, 9/15/2023, 144A(a)	964,457
911,986	Diamond Resorts Owner Trust, Series 2017-1A, Class C, 6.070%, 10/22/2029, 144A	894,846
2,100,990	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(d)(e)(f)(g)	1,554,732
836,489	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(d)(e)(f)(g)	332,504

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Other – continued
$3,410,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, Zero Coupon, 1/05/2030, 144A(d)(e)(f)(g)(h)	$—
1,244,206	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A(f)(i)	1,184,221
279,678	OneMain Financial Issuance Trust, Series 2014-2A, Class B, 3.020%, 9/18/2024, 144A(a)	279,768
6,475,000	OneMain Financial Issuance Trust, Series 2014-2A, Class D, 5.310%, 9/18/2024, 144A(a)	6,500,106
1,015,239	OneMain Financial Issuance Trust, Series 2015-1A, Class A, 3.190%, 3/18/2026, 144A(a)	1,017,437
2,670,000	OneMain Financial Issuance Trust, Series 2015-2A, Class D, 5.640%, 7/18/2025, 144A(a)	2,711,297
3,120,000	OneMain Financial Issuance Trust, Series 2015-3A, Class B, 4.160%, 11/20/2028, 144A(a)	3,176,655
3,100,000	OneMain Financial Issuance Trust, Series 2016-1A, Class C, 6.000%, 2/20/2029, 144A(a)	3,201,753
2,685,000	OneMain Financial Issuance Trust, Series 2016-2A, Class B, 5.940%, 3/20/2028, 144A(a)	2,723,272
3,540,710	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042, 144A(a)	3,643,009
692,634	Sierra Timeshare Receivables Funding LLC, Series 2013-3A, Class A, 2.200%, 10/20/2030, 144A(a)	690,366
744,307	SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.050%, 4/25/2029, 144A(a)	743,247
3,114,616	Sprite Ltd., Series 2017-1, Class B, 5.750%, 12/15/2037, 144A(a)	3,106,936
2,102,333	TAL Advantage V LLC, Series 2013-2A, Class A, 3.550%, 11/20/2038, 144A(a)	2,090,567
296,250	Thunderbolt Aircraft Lease Ltd., Series 2017-A, Class B, 5.750%, 5/17/2032, 144A(c)	301,216
1,710,000	Tidewater Sales Finance Master Trust, Series 2017-AA, Class A, 4.550%, 4/15/2021, 144A(f)(i)	1,710,603
2,295,000	Verizon Owner Trust, Series 2018-1A, Class A1B, 1-month LIBOR + 0.260%, 2.010%, 9/20/2022, 144A(a)(b)	2,295,680
1,271,592	Wave LLC, Series 2017-1A, Class B, 5.682%, 11/15/2042, 144A(a)(d)	1,274,771

		49,248,445

	ABS Student Loan – 0.7%
1,287,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28-day ARS, 4.260%, 6/15/2032(a)(b)(d)	1,286,742
3,420,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28-day ARS, 4.270%, 3/15/2033(a)(b)(d)	3,419,316
1,350,000	SMB Private Education Loan Trust, Series 2017-B, Class A2B, 1-month LIBOR + 0.750%, 2.527%, 10/15/2035, 144A(a)(b)	1,356,745
165,994	SoFi Professional Loan Program LLC, Series 2014-B, Class A1, 1-month LIBOR + 1.250%, 3.122%, 8/25/2032, 144A(a)(b)	167,882
832,746	SoFi Professional Loan Program LLC, Series 2015-A, Class A1, 1-month LIBOR + 1.200%, 3.072%, 3/25/2033, 144A(a)(b)	841,955
1,854,805	SoFi Professional Loan Program LLC, Series 2016-A, Class B, 3.570%, 1/26/2038, 144A(a)	1,823,023

		8,895,663

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Whole Business – 0.3%
$3,091,638	Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/2047, 144A(a)	$3,175,350
957,600	Five Guys Funding LLC, Series 2017-1A, Class A2, 4.600%, 7/25/2047, 144A	973,260

		4,148,610

	Aerospace & Defense – 0.6%
1,135,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025(a)	1,164,078
1,605,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027(a)	1,695,843
1,195,000	Embraer Overseas Ltd., 5.696%, 9/16/2023, 144A(a)	1,274,169
2,550,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	2,836,059

		6,970,149

	Agency Commercial Mortgage-Backed Securities – 0.2%
175,000	Federal National Mortgage Association, Series 2017-C05, Class 1M2, 1-month LIBOR + 2.200%, 4.072%, 1/25/2030(b)	177,278
53,306,007	Government National Mortgage Association, Series 2012-135, Class IO, 0.603%, 1/16/2053(a)(c)(j)	1,798,726

		1,976,004

	Airlines – 0.4%
4,817,347	Latam Airlines Pass Through Trust, Series 2015-1, Class B, 4.500%, 8/15/2025	4,687,279

	Automotive – 3.1%
5,875,000	American Honda Finance Corp., MTN, 3-month LIBOR + 0.280%, 2.165%, 11/19/2018(a)(b)	5,880,464
6,045,000	BMW U.S. Capital LLC, 3-month LIBOR + 0.380%, 2.084%, 4/06/2020, 144A(a)(b)	6,068,245
5,785,000	BMW U.S. Capital LLC, 3-month LIBOR + 0.410%, 2.535%, 9/13/2019, 144A(a)(b)	5,811,649
5,980,000	Ford Motor Credit Co. LLC, 3-month LIBOR + 1.000%, 2.704%, 1/09/2020(a)(b)	6,026,812
5,955,000	Nissan Motor Acceptance Corp., 3-month LIBOR + 0.580%, 2.302%, 1/13/2020, 144A(a)(b)	5,978,956
6,165,000	Nissan Motor Acceptance Corp., 3-month LIBOR + 0.520%, 2.722%, 3/15/2021, 144A(a)(b)	6,172,254
2,955,000	Toyota Motor Credit Corp., MTN, 3-month LIBOR + 0.440%, 2.174%, 10/18/2019(a)(b)	2,967,959

		38,906,339

	Banking – 3.3%
44,895,000	Banco Hipotecario S.A., Argentina Deposit Rates Badlar Private Banks + 2.500%, 23.708%, 1/12/2020, 144A, (ARS)(b)	2,188,152
44,570,000	Banco Hipotecario S.A., Argentina Deposit Rates Badlar Private Banks + 4.000%, 26.771%, 11/07/2022, 144A, (ARS)(b)	2,230,351

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
21,970,000	Banco Macro S.A., 17.500%, 5/08/2022, 144A, (ARS)	$1,033,298
46,000,000	Banco Supervielle S.A., Argentina Deposit Rates Badlar Private Banks + 4.500%, 27.271%, 8/09/2020, 144A, (ARS)(b)	2,235,054
5,895,000	Citibank NA, 3-month LIBOR + 0.350%, 2.189%, 2/12/2021(a)(b)	5,889,447
6,240,000	JPMorgan Chase & Co., 3-month LIBOR + 0.680%, 2.686%, 6/01/2021(a)(b)	6,269,952
5,895,000	JPMorgan Chase Bank NA, 3-month LIBOR + 0.250%, 2.070%, 2/13/2020(a)(b)	5,895,133
5,800,000	JPMorgan Chase Bank NA, 3-month LIBOR + 0.590%, 2.861%, 9/23/2019(a)(b)	5,828,936
6,000,000	Sumitomo Mitsui Banking Corp., Series 2FRN, 3-month LIBOR + 0.540%, 2.245%, 1/11/2019(a)(b)	6,012,528
3,000,000	Toronto-Dominion Bank (The), MTN, 3-month LIBOR + 0.420%, 2.154%, 1/18/2019(a)(b)	3,005,206

		40,588,057

	Cable Satellite – 0.2%
3,000,000	Telenet Finance Luxembourg Notes S.a.r.l., 5.500%, 3/01/2028, 144A	2,857,890

	Chemicals – 0.1%
1,490,000	Mexichem SAB de CV, 4.000%, 10/04/2027, 144A(a)	1,415,500

	Collateralized Mortgage Obligations – 0.1%
1,432,735	GMACM Mortgage Loan Trust, Series 2005-AR1, Class 3A, 3.961%, 3/18/2035(c)	1,441,983

	Construction Machinery – 1.0%
3,050,000	Caterpillar Financial Services Corp., GMTN, 3-month LIBOR + 0.290%, 2.315%, 9/04/2020(a)(b)	3,056,030
3,065,000	Caterpillar Financial Services Corp., MTN, 3-month LIBOR + 0.230%, 2.355%, 3/15/2021(a)(b)	3,064,301
6,350,000	John Deere Capital Corp., MTN, 3-month LIBOR + 0.240%, 2.329%, 3/12/2021(a)(b)	6,351,835

		12,472,166

	Consumer Products – 0.1%
1,320,000	Coty, Inc., 4.000%, 4/15/2023, 144A, (EUR)	1,628,920

	Diversified Manufacturing – 0.5%
5,915,000	United Technologies Corp., 3-month LIBOR + 0.350%, 2.123%, 11/01/2019(a)(b)	5,926,239

	Electric – 0.9%
9,400,000,000	Empresas Publicas de Medellin ESP, 8.375%, 11/08/2027, 144A, (COP)(a)	3,454,544

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Electric – continued
$6,455,000		Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A(a)	$7,649,175

			11,103,719

		Finance Companies – 0.5%
775,000		CIT Group, Inc., 4.125%, 3/09/2021	778,875
6,100,000		USAA Capital Corp., 3-month LIBOR + 0.230%, 2.003%, 2/01/2019, 144A(a)(b)	6,102,501

			6,881,376

		Food & Beverage – 2.3%
4,595,000		BRF GmbH, 4.350%, 9/29/2026, 144A(a)	3,978,351
420,000		BRF S.A., 3.950%, 5/22/2023, 144A	385,308
10,800,000		BRF S.A., 7.750%, 5/22/2018, 144A, (BRL)(a)	3,215,351
3,065,000		Campbell Soup Co., 3-month LIBOR + 0.500%, 2.645%, 3/16/2020(a)(b)	3,065,000
1,680,000		Cosan Luxembourg S.A., 7.000%, 1/20/2027, 144A	1,786,831
6,235,000		Grupo Bimbo SAB de CV, 4.700%, 11/10/2047, 144A(a)	6,011,849
2,300,000		JBS USA LUX S.A./JBS USA Finance, Inc., 5.750%, 6/15/2025, 144A	2,144,750
2,695,000		JBS USA LUX S.A./JBS USA Finance, Inc., 7.250%, 6/01/2021, 144A	2,715,213
3,105,000		MARB BondCo PLC, 6.875%, 1/19/2025, 144A	2,841,075
2,900,000		PepsiCo, Inc., 3-month LIBOR + 0.270%, 1.967%, 10/04/2019(a)(b)	2,908,207

			29,051,935

		Government Owned - No Guarantee – 2.5%
18,670,000,000		Financiera de Desarrollo Territorial S.A. Findeter, 7.875%, 8/12/2024, 144A, (COP)(a)	6,773,890
2,820,000		Petrobras Global Finance BV, 5.299%, 1/27/2025, 144A	2,784,750
4,640,000		Petrobras Global Finance BV, 5.625%, 5/20/2043	4,048,400
6,130,000		Petrobras Global Finance BV, 5.999%, 1/27/2028, 144A	6,068,700
2,045,000		Petrobras Global Finance BV, 7.250%, 3/17/2044	2,085,900
700,000	(††)	Petroleos Mexicanos, 7.650%, 11/24/2021, 144A, (MXN)(a)	3,664,042
3,525,000		YPF S.A., 6.950%, 7/21/2027, 144A	3,539,453

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Government Owned - No Guarantee – continued
$1,930,000	YPF S.A., Argentina Deposit Rates Badlar Private Banks + 4.000%, 27.125%, 7/07/2020, 144A(b)	$1,479,755

		30,444,890

	Healthcare – 1.5%
6,065,000	CVS Health Corp., 3-month LIBOR + 0.630%, 2.687%, 3/09/2020(a)(b)	6,087,743
6,065,000	CVS Health Corp., 3-month LIBOR + 0.720%, 2.777%, 3/09/2021(a)(b)	6,110,573
3,785,000	CVS Health Corp., 4.100%, 3/25/2025(a)	3,811,684
2,340,000	Polaris Intermediate Corp., PIK, 8.500%, 12/01/2022, 144A(k)	2,386,823

		18,396,823

	Independent Energy – 2.0%
3,845,000	Bellatrix Exploration Ltd., 8.500%, 5/15/2020, 144A	3,136,751
5,240,000	California Resources Corp., 8.000%, 12/15/2022, 144A	4,113,400
3,080,000	Gulfport Energy Corp., 6.375%, 5/15/2025	2,949,100
3,018,000	Halcon Resources Corp., 6.750%, 2/15/2025	2,965,185
1,265,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	1,056,275
2,055,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	1,695,375
7,460,000	OGX Austria GmbH, 8.375%, 4/01/2022, 144A(d)(e)(f)(l)	—
4,420,000	OGX Austria GmbH, 8.500%, 6/01/2018, 144A(d)(e)(f)(l)	—
2,430,000	Sanchez Energy Corp., 7.250%, 2/15/2023, 144A	2,442,150
2,985,000	SRC Energy, Inc., 6.250%, 12/01/2025, 144A	2,992,463
3,265,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 8.750%, 4/15/2023, 144A	3,044,612

		24,395,311

	Integrated Energy – 0.5%
950,000	Geopark Ltd., 6.500%, 9/21/2024, 144A	950,513
5,795,000	Shell International Finance BV, 3-month LIBOR + 0.350%, 2.421%, 9/12/2019(a)(b)	5,818,933

		6,769,446

	Leisure – 0.1%
1,570,000	Constellation Merger Sub, Inc., 8.500%, 9/15/2025, 144A	1,518,975

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Life Insurance – 0.5%
$5,785,000	Metropolitan Life Global Funding I, 3-month LIBOR + 0.340%, 2.447%, 9/14/2018, 144A(a)(b)	$5,789,628

	Local Authorities – 1.5%
2,900,000	Provincia de Buenos Aires, 5.750%, 6/15/2019, 144A	2,958,000
2,280,000	Provincia de Buenos Aires, 6.500%, 2/15/2023, 144A	2,335,153
2,015,000	Provincia de Buenos Aires, 7.875%, 6/15/2027, 144A	2,090,563
216,360,000	Provincia de Buenos Aires, Argentina Deposit Rates Badlar Private Banks + 3.830%, 26.832%, 5/31/2022, (ARS)(b)	11,122,664

		18,506,380

	Media Entertainment – 0.5%
4,735,000	Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 3/15/2020	4,729,081
27,290,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)(a)	1,136,387

		5,865,468

	Metals & Mining – 0.5%
4,300,000	Gerdau Trade, Inc., 4.875%, 10/24/2027, 144A(a)	4,245,519
1,900,000	Vale Overseas Ltd., 6.250%, 8/10/2026(a)	2,128,000

		6,373,519

	Midstream – 1.7%
3,725,000	EnLink Midstream Partners LP, Series C, (fixed rate to 12/15/2022, variable rate thereafter), 6.000%(m)	3,473,563
2,690,000	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 7/15/2019	2,691,560
2,275,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	2,166,938
150,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.875%, 10/15/2021	149,625
3,725,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023	3,738,969
1,160,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	1,403,600
800,000	Tennessee Gas Pipeline Co. LLC, 7.000%, 3/15/2027	939,650
6,005,000	TransCanada Trust, (fixed rate to 3/15/2027, variable rate thereafter), 5.300%, 3/15/2077(a)	5,929,937

		20,493,842

	Natural Gas – 0.2%
1,825,000	Infraestructura Energetica Nova, S.A.B. de C.V., 3.750%, 1/14/2028, 144A(a)	1,736,487

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Natural Gas – continued
$1,135,000	Infraestructura Energetica Nova, S.A.B. de C.V., 4.875%, 1/14/2048, 144A(a)	$1,058,388

		2,794,875

	Non-Agency Commercial Mortgage-Backed Securities – 3.0%
4,565,000	CFCRE Commercial Mortgage Trust, Series 2011-C1, Class D, 6.093%, 4/15/2044, 144A(a)(c)	4,661,248
1,900,000	Commercial Mortgage Trust, Series 2016-SAVA, Class C, 1-month LIBOR + 3.000%, 4.740%, 10/15/2034, 144A(a)(b)	1,903,957
3,635,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037, 144A	3,245,142
2,552,340	DBUBS Mortgage Trust, Series 2011-LC1A, Class E, 5.699%, 11/10/2046, 144A(a)(c)	2,630,522
1,017,687	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.826%, 8/10/2045(c)	1,026,293
305,255	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, 5.464%, 1/15/2049(c)	306,091
3,090,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class D, 1-month LIBOR + 4.500%, 6.277%, 7/15/2036, 144A(b)	3,103,425
1,570,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class D, 5.484%, 6/15/2044, 144A(a)(c)	1,547,218
2,125,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class E, 5.484%, 6/15/2044, 144A(c)	1,999,656
5,985,103	Motel 6 Trust, Series 2017-M6MZ, Class M, 1-month LIBOR + 6.927%, 8.703%, 8/15/2019, 144A(b)	6,022,127
2,280,000	SCG Trust, Series 2013-SRP1, Class B, 1-month LIBOR + 2.500%, 4.527%, 11/15/2026, 144A(a)(b)	2,261,403
2,200,000	SCG Trust, Series 2013-SRP1, Class C, 1-month LIBOR + 3.250%, 5.277%, 11/15/2026, 144A(a)(b)	2,174,045
3,165,000	SCG Trust, Series 2013-SRP1, Class D, 1-month LIBOR+3.344%, 5.370%, 11/15/2026, 144A(b)	3,106,122
2,587,500	WFRBS Commercial Mortgage Trust, Series 2011-C2, Class D, 5.652%, 2/15/2044, 144A(a)(c)	2,580,513
655,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E, 4.826%, 6/15/2045, 144A(c)	530,205

		37,097,967

	Oil Field Services – 0.1%
690,000	Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025, 144A	691,725

	Paper – 0.6%
2,275,000	Celulosa Arauco y Constitucion S.A., 5.500%, 11/02/2047, 144A(a)	2,319,362
2,660,000	Fibria Overseas Finance Ltd., 4.000%, 1/14/2025	2,566,900
1,915,000	Suzano Austria GmbH, 5.750%, 7/14/2026, 144A	2,010,942

		6,897,204

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Pharmaceuticals – 0.1%
$1,500,000		Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	$1,103,122

		Property & Casualty Insurance – 0.9%
2,890,000		Ardonagh Midco 3 PLC, 8.375%, 7/15/2023, 144A, (GBP)	4,154,417
600,000		Ardonagh Midco 3 PLC, 8.625%, 7/15/2023, 144A	619,260
6,000,000		Berkshire Hathaway Finance Corp., 3-month LIBOR + 0.320%, 2.028%, 1/10/2020(a)(b)	6,012,430

			10,786,107

		Refining – 0.2%
2,430,000		Parkland Fuel Corp., 6.000%, 4/01/2026, 144A	2,442,150

		Retailers – 0.2%
2,915,000		Alimentation Couche-Tard, Inc., 3-month LIBOR + 0.500%, 2.589%, 12/13/2019, 144A(a)(b)	2,919,283

		Sovereigns – 0.1%
29,460,000		Argentina Politica Monetaria, Argentina Central Bank 7-day Repo Reference Rate, 27.935%, 6/21/2020, (ARS)(b)	1,556,289

		Technology – 2.1%
6,045,000		Apple, Inc., 3-month LIBOR + 0.070%, 1.881%, 5/11/2020(a)(b)	6,042,391
6,955,000		Cisco Systems, Inc., 3-month LIBOR + 0.340%, 2.542%, 9/20/2019(a)(b)	6,982,514
5,825,000		IBM Credit LLC, 3-month LIBOR + 0.160%, 1.949%, 2/05/2021(a)(b)	5,825,699
6,000,000		International Business Machines Corp., 3-month LIBOR + 0.230%, 1.990%, 1/27/2020(a)(b)	6,011,994
1,100,000		Veritas U.S., Inc./Veritas Bermuda Ltd., 10.500%, 2/01/2024, 144A	1,028,500

			25,891,098

		Treasuries – 5.9%
1,115,000	(††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)(a)	5,568,867
127,035,000		Republic of Poland Government Bond, 2.750%, 4/25/2028, (PLN)(a)	35,674,378
380,700,000		Republic of South Africa Government Bond, 8.500%, 1/31/2037, (ZAR)(a)	31,281,923

			72,525,168

		Total Non-Convertible Bonds (Identified Cost $825,247,303)	802,529,200

Convertible Bonds – 2.7%
		Building Materials – 0.1%
1,090,000		Tutor Perini Corp., 2.875%, 6/15/2021	1,148,403

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Cable Satellite – 0.5%
$3,150,000	DISH Network Corp., 2.375%, 3/15/2024	$2,785,517
2,920,000	DISH Network Corp., 3.375%, 8/15/2026	2,812,544

		5,598,061

	Consumer Cyclical Services – 0.2%
2,995,000	Macquarie Infrastructure Corp., 2.000%, 10/01/2023	2,658,062

	Diversified Operations – 0.1%
775,000	RWT Holdings, Inc., 5.625%, 11/15/2019	778,875

	Healthcare – 0.1%
615,000	Evolent Health, Inc., 2.000%, 12/01/2021	617,424
220,000	Insulet Corp., 1.375%, 11/15/2024, 144A	251,795

		869,219

	Leisure – 0.1%
650,000	Rovi Corp., 0.500%, 3/01/2020	626,360

	Media Entertainment – 0.0%
575,000	Liberty Media Corp., 2.250%, 9/30/2046	598,382

	Midstream – 0.2%
1,280,000	Chesapeake Energy Corp., 5.500%, 9/15/2026	1,102,208
385,000	SM Energy Co., 1.500%, 7/01/2021	363,440
1,075,000	Whiting Petroleum Corp., 1.250%, 4/01/2020	1,011,830

		2,477,478

	Oil Field Services – 0.1%
350,000	Hercules Capital, Inc., 4.375%, 2/01/2022	354,132
1,760,000	Nabors Industries, Inc., 0.750%, 1/15/2024, 144A	1,317,218

		1,671,350

	Pharmaceuticals – 0.6%
1,835,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	1,722,606
780,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	858,975
710,000	Flexion Therapeutics, Inc., 3.375%, 5/01/2024, 144A	807,968

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Pharmaceuticals – continued
$1,550,000	Horizon Pharma Investment Ltd., 2.500%, 3/15/2022	$1,421,443
2,000,000	Intercept Pharmaceuticals, Inc., 3.250%, 7/01/2023	1,602,500
515,000	Ionis Pharmaceuticals, Inc., 1.000%, 11/15/2021	508,787
465,000	Supernus Pharmaceuticals, Inc., 0.625%, 4/01/2023, 144A	493,525

		7,415,804

	Railroads – 0.1%
80,000	Echo Global Logistics, Inc., 2.500%, 5/01/2020	81,178
1,385,000	Greenbrier Cos., Inc. (The), 2.875%, 2/01/2024	1,582,365

		1,663,543

	REITs - Mortgage – 0.2%
3,040,000	iStar, Inc., 3.125%, 9/15/2022, 144A	2,892,609

	Technology – 0.4%
3,250,000	Finisar Corp., 0.500%, 12/15/2036	2,919,829
1,500,000	Verint Systems, Inc., 1.500%, 6/01/2021	1,460,265

		4,380,094

	Total Convertible Bonds (Identified Cost $34,709,064)	32,778,240

	Total Bonds and Notes (Identified Cost $859,956,367)	835,307,440

Senior Loans – 11.5%
	Aerospace & Defense – 0.4%
1,103,763	Engility Corp., Term Loan B2, 8/12/2023(n)	1,102,979
2,368,244	TransDigm, Inc., 2017 Extended Term Loan F, LIBOR + 2.750%, 4.773%, 6/09/2023(o)	2,374,164
331,343	TransDigm, Inc., 2017 Term Loan E, 1-month LIBOR + 2.750%, 4.627%, 5/14/2022(b)	332,112
664,983	TransDigm, Inc., 2018 Term Loan G, LIBOR + 2.500%, 4.707%, 8/22/2024(o)	666,832

		4,476,087

	Automotive – 0.3%
728,175	Belron Finance U.S. LLC, USD Term Loan B, 3-month LIBOR + 2.500%, 4.293%, 11/07/2024(b)	731,510
2,763,173	Truck Hero, Inc., 1st Lien Term Loan, 3-month LIBOR + 4.000%, 6.222%, 4/21/2024(b)	2,775,607

		3,507,117

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Building Materials – 0.5%
$394,013	Atkore International, Inc., 2016 1st Lien Term Loan, 3-month LIBOR + 2.750%, 5.060%, 12/22/2023(b)	$396,278
1,580,060	HD Supply, Inc., Term Loan B4, 3-month LIBOR + 2.500%, 4.802%, 10/17/2023(b)	1,589,145
520,000	NCI Building Systems, Inc., 2018 Term Loan, 1-month LIBOR + 2.000%, 3.877%, 2/07/2025(b)	519,839
713,795	Ply Gem Industries, Inc., Term Loan, 3-month LIBOR + 3.000%, 5.302%, 2/01/2021(b)	713,795
3,546,438	Quikrete Holdings, Inc., 2016 1st Lien Term Loan, 1-month LIBOR + 2.750%, 4.627%, 11/15/2023(b)	3,560,128

		6,779,185

	Cable Satellite – 1.4%
1,866,000	Altice U.S. Finance I Corp., 2017 Term Loan, 1-month LIBOR + 2.250%, 4.127%, 7/28/2025(b)	1,861,802
2,866,245	CSC Holdings LLC, 2017 1st Lien Term Loan, 1-month LIBOR + 2.250%, 4.036%, 7/17/2025(b)	2,856,099
1,650,000	Telenet Financing USD LLC, USD Term Loan AL, 3/01/2026(n)	1,657,557
4,350,409	Unitymedia Finance LLC, Term Loan B, 1-month LIBOR + 2.250%, 4.027%, 9/30/2025(b)	4,339,533
2,575,000	Virgin Media Bristol LLC, 2017 USD Term Loan, 1-month LIBOR + 2.500%, 4.277%, 1/15/2026(b)	2,587,617
3,999,734	Ziggo Secured Finance Partnership, USD Term Loan E, 1-month LIBOR + 2.500%, 4.277%, 4/15/2025(b)	3,969,336

		17,271,944

	Chemicals – 0.2%
749,004	Axalta Coating Systems US Holdings, Inc., USD Term Loan, 3-month LIBOR + 2.000%, 4.302%, 6/01/2024(b)	750,038
710,003	WR Grace & Co., Term Loan B1, 4/03/2025(n)	712,076
1,217,148	WR Grace & Co., Term Loan B2, 4/03/2025(n)	1,220,702

		2,682,816

	Consumer Products – 0.9%
2,165,000	Coty, Inc., 2018 USD Term Loan B, 3/26/2025(n)	2,162,294
3,685,084	Serta Simmons Bedding LLC, 1st Lien Term Loan, 3-month LIBOR + 3.500%, 5.216%, 11/08/2023(p)	3,325,788
5,431,250	Weight Watchers International, Inc., 2017 Term Loan B, LIBOR + 4.750%, 6.446%, 11/29/2024(o)	5,490,668

		10,978,750

	Diversified Manufacturing – 0.1%
1,095,309	Engineered Machinery Holdings, Inc., USD 1st Lien Term Loan, 3-month LIBOR + 3.250%, 5.552%, 7/19/2024(b)	1,094,400

	Electric – 0.7%
4,191,294	AES Corp., 2017 Term Loan B, 3-month LIBOR + 2.000%, 3.944%, 5/24/2022(b)	4,192,048

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Electric – continued
$4,191,294	AES Corp., 2018 Term Loan B, 5/24/2022(n)	$4,192,048

		8,384,096

	Environmental – 0.1%
743,675	GFL Environmental, Inc., USD Term Loan B, 3-month LIBOR + 2.750%, 5.052%, 9/29/2023(b)	746,151
208,950	USS Ultimate Holdings, Inc., 1st Lien Term Loan, 1-month LIBOR + 3.750%, 5.627%, 8/25/2024(b)	209,995

		956,146

	Food & Beverage – 0.8%
1,930,163	Aramark Services, Inc., 2017 Term Loan B1, 1-month LIBOR + 2.000%, 3.877%, 3/11/2025(b)	1,942,226
2,927,607	JBS USA LLC, 2017 Term Loan B, 3-month LIBOR + 2.500%, 4.678%, 10/30/2022(b)	2,917,243
1,541,118	Post Holdings, Inc., 2017 Series A Incremental Term Loan, 5/24/2024(n)	1,543,430
1,434,163	Post Holdings, Inc., 2017 Series A Incremental Term Loan, 1-month LIBOR + 2.000%, 3.880%, 5/24/2024(b)	1,436,314
1,400,000	UTZ Quality Foods LLC, 1st Lien Term Loan, 1-month LIBOR + 3.500%, 5.354%, 11/21/2024(b)	1,413,132

		9,252,345

	Health Insurance – 0.2%
2,785,376	Sedgwick Claims Management Services, Inc., 2017 1st Lien Term Loan, 2/26/2021(n)	2,784,679

	Healthcare – 0.4%
510,964	Envision Healthcare Corp., 2016 Term Loan B, 1-month LIBOR + 3.000%, 4.880%, 12/01/2023(b)	512,497
1,134,300	Quintiles IMS, Inc., 2017 Term Loan B2, 3-month LIBOR + 2.000%, 4.302%, 1/17/2025(b)	1,139,404
3,458,947	Surgery Center Holdings, Inc., 2017 Term Loan B, 1-month LIBOR + 3.250%, 5.130%, 9/02/2024(b)	3,455,488

		5,107,389

	Independent Energy – 0.1%
811,000	California Resources Corp., 2017 1st Lien Term Loan, 1-month LIBOR + 4.750%, 6.572%, 12/31/2022(b)	821,900

	Industrial Other – 0.0%
570,000	ON Assignment, Inc., 2018 Term Loan B, 2/21/2025(n)	571,784

	Internet & Data – 0.1%
1,348,225	NeuStar, Inc., 2018 Term Loan B4, 1-month LIBOR + 3.500%, 5.377%, 8/08/2024(b)	1,352,162

	Leisure – 0.0%
306,900	AMC Entertainment, Inc., New Term Loan B, 1-month LIBOR + 2.250%, 4.027%, 12/15/2023(b)	307,538

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Lodging – 0.1%
$855,000	Wyndham Hotels & Resorts, Inc., Term Loan B, 3/28/2025(n)	$857,137

	Media Entertainment – 0.4%
1,493,699	Camelot UK Holdco Ltd., 2017 Repriced Term Loan, 1-month LIBOR + 3.250%, 5.127%, 10/03/2023(b)	1,502,228
1,008,886	CBS Radio, Inc., 2017 Term Loan B, 3-month LIBOR + 2.750%, 4.623%, 11/17/2024(b)	1,012,882
619,286	Donnelley Financial Solutions, Inc., 2017 Term Loan B, 1-month LIBOR + 3.000%, 4.877%, 10/02/2023(b)	621,224
540,000	Lamar Media Corp., 2018 Term Loan B, 1-month LIBOR + 1.750%, 3.563%, 2/16/2025(b)	540,675
985,000	Meredith Corp., Term Loan B, 1-month LIBOR + 3.000%, 4.877%, 1/31/2025(b)	990,417

		4,667,426

	Metals & Mining – 0.1%
1,773,000	GrafTech Finance, Inc., 2018 Term Loan B, 1-month LIBOR + 3.500%, 5.240%, 2/12/2025(b)	1,773,000

	Midstream – 0.1%
1,692,213	BCP Raptor LLC, Term Loan B, 2-month LIBOR + 4.250%, 6.039%, 6/24/2024(b)	1,700,673

	Packaging – 0.5%
3,012,238	BWAY Holding Co., 2017 Term Loan B, 3-month LIBOR + 3.250%, 4.958%, 4/03/2024(b)	3,025,672
225,000	Crown Holdings, Inc., 2018 Term Loan B, 1/29/2025(n)	226,933
3,084,500	Klockner-Pentaplast of America, Inc., USD 2017 Term Loan B2, 1-month LIBOR + 4.250%, 6.127%, 6/30/2022(b)	2,963,063
502,475	Plastipak Packaging, Inc., Term Loan B, 1-month LIBOR + 2.750%, 4.630%, 10/14/2024(b)	504,736

		6,720,404

	Pharmaceuticals – 0.4%
3,035,000	Amneal Pharmaceuticals LLC, 2018 Term Loan B, 3/07/2025(n)	3,035,000
1,938,195	Change Healthcare Holdings, Inc., 2017 Term Loan B, 1-month LIBOR + 2.750%, 4.627%, 3/01/2024(b)	1,942,324

		4,977,324

	Property & Casualty Insurance – 0.4%
1,461,993	Hyperion Insurance Group Ltd., 2017 Repriced Term Loan, 1-month LIBOR + 3.500%, 5.438%, 12/20/2024(b)	1,475,151
3,250,730	USI, Inc., 2017 Repriced Term Loan, 3-month LIBOR + 3.000%, 5.302%, 5/16/2024(b)	3,256,158

		4,731,309

	Restaurants – 0.4%
3,618,374	1011778 B.C. Unlimited Liability Co., Term Loan B3, LIBOR + 2.250%, 4.294%, 2/16/2024(o)	3,619,134

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Restaurants – continued
$1,000,000	IRB Holding Corp., 1st Lien Term Loan, 1-month LIBOR + 3.250%, 4.936%, 2/05/2025(b)	$1,010,310

		4,629,444

	Retailers – 0.2%
1,047,375	Hanesbrands, Inc., 2017 Term Loan B, 1-month LIBOR + 1.750%, 3.627%, 12/15/2024(b)	1,051,303
1,329,946	Harbor Freight Tools USA, Inc., 2018 Term Loan B, 1-month LIBOR + 2.500%, 4.377%, 8/18/2023(b)	1,331,156

		2,382,459

	Technology – 1.3%
1,855,675	Almonde, Inc., USD 1st Lien Term Loan, 3-month LIBOR + 3.500%, 5.484%, 6/13/2024(b)	1,853,133
746,551	Cavium, Inc., 2017 Term Loan B, 1-month LIBOR + 2.250%, 4.127%, 8/16/2022(b)	746,551
3,016,813	Dell, Inc., 2017 Term Loan A2, 1-month LIBOR + 1.750%, 3.630%, 9/07/2021(b)	3,014,942
471,405	First Data Corp., 2022 USD Term Loan, 1-month LIBOR + 2.250%, 4.122%, 7/08/2022(b)	472,041
1,525,000	Iron Mountain, Inc., 2018 Term Loan B, 1-month LIBOR + 1.750%, 3.622%, 1/02/2026(b)	1,519,922
100,101	MA FinanceCo. LLC, USD Term Loan B3, 1-month LIBOR + 2.750%, 4.627%, 6/21/2024(b)	98,913
3,438,897	McAfee LLC, 2017 USD Term Loan B, 1-month LIBOR + 4.500%, 6.377%, 9/30/2024(b)	3,471,842
980,119	Rackspace Hosting, Inc., 2017 Incremental 1st Lien Term Loan, 3-month LIBOR + 3.000%, 4.787%, 11/03/2023(b)	975,982
676,009	Seattle Spinco, Inc., USD Term Loan B3, 1-month LIBOR + 2.750%, 4.627%, 6/21/2024(b)	667,985
257,750	SS&C Technologies Holdings Europe S.A.R.L., 2018 Term Loan B4, 2/28/2025(n)	258,905
722,530	SS&C Technologies, Inc., 2018 Term Loan B3, 2/28/2025(n)	725,767
2,406,404	Veritas Bermuda Ltd., USD Repriced Term Loan B, 3-month LIBOR + 4.500%, 6.802%, 1/27/2023(b)	2,395,239

		16,201,222

	Transportation Services – 0.5%
1,735,000	Uber Technologies, 2018 Term Loan, 4/04/2025(n)	1,741,506
4,225,327	Uber Technologies, Term Loan B, 1-month LIBOR + 4.000%, 5.877%, 7/13/2023(b)	4,236,652

		5,978,158

	Wireless – 0.7%
624,100	GTT Communications, Inc., 2017 Add on Term Loan B, 1-month LIBOR + 3.250%, 5.188%, 1/09/2024(b)	624,256
3,170,481	Radiate Holdco LLC, 1st Lien Term Loan, 1-month LIBOR + 3.000%, 4.877%, 2/01/2024(b)	3,150,666
2,796,750	Sprint Communications, Inc., 1st Lien Term Loan B, 1-month LIBOR + 2.500%, 4.438%, 2/02/2024(b)	2,795,575

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Wireless – continued
$1,631,579	UPC Financing Partnership, USD Term Loan AR, 1-month LIBOR + 2.500%, 4.277%, 1/15/2026(b)	$1,635,658

		8,206,155

	Wirelines – 0.2%
1,152,751	Consolidated Communications, Inc., 2016 Term Loan B, 1-month LIBOR + 3.000%, 4.880%, 10/04/2023(b)	1,136,071
1,304,804	Zayo Group LLC, 2017 Incremental Term Loan, 1-month LIBOR + 2.250%, 4.127%, 1/19/2024(b)	1,310,584

		2,446,655

	Total Senior Loans (Identified Cost $141,417,441)	141,599,704

Loan Participations – 1.1%
	ABS Other – 1.1%
5,980,952	Harbour Aircraft Investments Ltd., Series 2017-1, Class C, 8.000%, 11/15/2037(d)(e)	5,963,177
1,643,056	Rise Ltd., Term Loan A, 4.750%, 2/15/2039(a)(c)(d)(e)	1,634,840
5,700,000	Working Capital Solutions Funding LLC, 1-month LIBOR + 6.950%, 7.711%, 8/30/2018, 144A(b)(d)(e)(f)(g)	5,700,000

	Total Loan Participations (Identified Cost $13,322,292)	13,298,017

Shares	Description	Value (†)
Preferred Stocks – 0.7%
Convertible Preferred Stocks – 0.4%
	Food & Beverage – 0.3%
32,272	Bunge Ltd., 4.875%	3,497,456

	Midstream – 0.1%
1,714	Chesapeake Energy Corp., 5.750%	970,038

	Total Convertible Preferred Stocks (Identified Cost $4,135,098)	4,467,494

Non-Convertible Preferred Stock – 0.3%
	Cable Satellite – 0.3%
4,040,000	NBCUniversal Enterprise, Inc., 5.250%, 144A(a) (Identified Cost $4,040,000)	4,191,500

	Total Preferred Stocks (Identified Cost $8,175,098)	8,658,994

Common Stocks – 5.0%
	Aerospace & Defense – 0.2%
1,896	Boeing Co. (The)	621,661
720	Northrop Grumman Corp.	251,366
1,587	Raytheon Co.	342,506

Shares	Description	Value (†)
Common Stocks – continued
	Aerospace & Defense – continued
5,338	United Technologies Corp.	$671,627

		1,887,160

	Air Freight & Logistics – 0.0%
1,899	FedEx Corp.	455,969

	Airlines – 0.0%
4,550	Delta Air Lines, Inc.	249,386

	Auto Components – 0.0%
2,209	Aptiv PLC	187,699

	Automobiles – 0.0%
8,337	General Motors Co.	302,967

	Banks – 0.3%
22,230	Bank of America Corp.	666,678
12,367	BB&T Corp.	643,579
13,356	JPMorgan Chase & Co.	1,468,759
8,521	PacWest Bancorp	422,045
3,647	PNC Financial Services Group, Inc. (The)	551,572
7,686	Wells Fargo & Co.	402,823

		4,155,456

	Beverages – 0.1%
6,384	PepsiCo, Inc.	696,814

	Chemicals – 0.1%
2,590	Celanese Corp., Series A	259,544
4,868	DowDuPont, Inc.	310,140
10,298	Huntsman Corp.	301,216
1,914	Monsanto Co.	223,345

		1,094,245

	Construction Materials – 0.2%
352,508	Cemex SAB de CV, Sponsored ADR(h)	2,333,603

	Containers & Packaging – 0.0%
2,646	WestRock Co.	169,794

	Diversified Telecommunication Services – 0.1%
6,454	AT&T, Inc.	230,085
79,843	CenturyLink, Inc.	1,311,821

		1,541,906

	Electric Utilities – 0.1%
1,775	American Electric Power Co., Inc.	121,747
15,775	Exelon Corp.	615,383
4,657	NextEra Energy, Inc.	760,628

		1,497,758

	Energy Equipment & Services – 0.0%
13,248	Patterson-UTI Energy, Inc.	231,973

Shares	Description	Value (†)
Common Stocks – continued
	Food & Staples Retailing – 0.0%
1,451	Costco Wholesale Corp.	$273,412
3,188	Walmart, Inc.	283,636

		557,048

	Food Products – 0.0%
13,318	Mondelez International, Inc., Class A	555,760

	Health Care Equipment & Supplies – 0.1%
8,768	Medtronic PLC	703,369

	Health Care Providers & Services – 0.1%
5,655	UnitedHealth Group, Inc.	1,210,170

	Hotels, Restaurants & Leisure – 0.1%
9,415	Hilton Worldwide Holdings, Inc.	741,525
4,350	McDonald’s Corp.	680,253

		1,421,778

	Household Products – 0.1%
9,896	Procter & Gamble Co. (The)	784,555

	Industrial Conglomerates – 0.1%
4,634	Honeywell International, Inc.	669,659

	Insurance – 0.1%
3,535	Chubb Ltd.	483,482
4,962	FNF Group	198,579
2,198	Prudential Financial, Inc.	227,603

		909,664

	IT Services – 0.1%
7,509	Automatic Data Processing, Inc.	852,121
2,917	Visa, Inc., Class A	348,932

		1,201,053

	Machinery – 0.1%
2,399	Deere & Co.	372,613
4,723	Fortive Corp.	366,127

		738,740

	Media – 0.4%
110,740	Comcast Corp., Class A	3,783,986
5,175	Walt Disney Co. (The)	519,777

		4,303,763

	Oil, Gas & Consumable Fuels – 1.8%
18,671	Anadarko Petroleum Corp.	1,127,915
16,575	Canadian Natural Resources Ltd.	521,615
9,950	Canadian Natural Resources Ltd.	312,784
2,398	Chevron Corp.	273,468
1,884	Dommo Energia S.A., Sponsored ADR	72,741
102,407	Encana Corp.	1,126,477
1,986	EQT Corp.	94,355

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – continued
6,184	Exxon Mobil Corp.	$461,388
186,324	Jagged Peak Energy, Inc.(h)	2,632,758
141,569	Marathon Oil Corp.	2,283,508
24,726	Parsley Energy, Inc., Class A(h)	716,807
56,270	PDC Energy, Inc.(h)	2,758,918
2,487	Valero Energy Corp.	230,719
293,231	Whiting Petroleum Corp.(h)	9,922,937
7,552	Williams Cos., Inc. (The)	187,743

		22,724,133

	Personal Products – 0.0%
2,207	Estee Lauder Cos., Inc. (The), Class A	330,432

	Pharmaceuticals – 0.3%
11,641	Allergan PLC	1,959,064
8,875	Bristol-Myers Squibb Co.	561,344
6,054	Eli Lilly & Co.	468,398
6,323	Johnson & Johnson	810,292
4,681	Zoetis, Inc.	390,910

		4,190,008

	Road & Rail – 0.0%
5,926	CSX Corp.	330,137

	Semiconductors & Semiconductor Equipment – 0.2%
36,311	Cypress Semiconductor Corp.	615,834
12,363	QUALCOMM, Inc.	685,034
13,659	Teradyne, Inc.	624,353

		1,925,221

	Software – 0.2%
12,649	Microsoft Corp.	1,154,474
23,135	Oracle Corp.	1,058,427

		2,212,901

	Specialty Retail – 0.0%
602	Home Depot, Inc. (The)	107,300

	Technology Hardware, Storage & Peripherals – 0.1%
8,282	Apple, Inc.	1,389,554

	Tobacco – 0.1%
12,445	Altria Group, Inc.	775,572

	Total Common Stocks (Identified Cost $62,381,924)	61,845,547

Exchange-Traded Funds – 0.7%
30,500	PowerShares QQQ Trust	4,883,965
128,943	Financial Select Sector SPDR® Fund	3,554,958

	Total Exchange-Traded Funds (Identified Cost $7,798,873)	8,438,923

Shares	Description	Value (†)
Other Investments – 0.7%
	Aircraft ABS – 0.7%
58,545	Aergen LLC(d)(e)(f)(g)	$312,045
900	ECAF I Blocker Ltd.(d)(e)(f)(g)	8,912,709

	Total Other Investments (Identified Cost $14,854,500)	9,224,754

Total Purchased Options – 0.2%
(Identified Cost $2,572,871) (see detail below)		2,920,136

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – 10.5%
$59,039,388	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2018 at 0.900% to be repurchased at $59,045,292 on 4/02/2018 collateralized by $60,625,000 U.S. Treasury Note, 2.500% due 5/15/2024 valued at $60,222,815 including accrued interest(q)	59,039,388
11,685,000	U.S. Treasury Bills, 1.416%, 05/31/2018(a)(r)	11,653,051
5,400,000	U.S. Treasury Bills, 1.693%, 12/06/2018(r)(s)	5,330,810
18,400,000	U.S. Treasury Bills, 1.895%, 01/03/2019(r)	18,128,094
18,400,000	U.S. Treasury Bills, 1.960%, 01/31/2019(r)	18,091,212
18,030,000	U.S. Treasury Bills, 2.005%, 02/28/2019(r)	17,700,357

	Total Short-Term Investments (Identified Cost $129,955,375)	129,942,912

	Total Investments – 98.0% (Identified Cost $1,240,434,741)	1,211,236,427
	Other assets less liabilities – 2.0%	24,670,944

	Net Assets – 100.0%	$1,235,907,371

Purchased Options – 0.1%

Description	Expiration Date	Exercise Price	Shares/Units of currency (†††)	Notional Amount	Cost	Value (†)
Options on Securities – 0.0%
Comcast Corp., Put(h)	05/18/2018	35	90,000	$3,075,300	$124,459	$177,750
Home Depot, Inc. (The), Call(h)	05/18/2018	195	20,000	3,564,800	175,370	18,700
PowerShares QQQ Trust, Put(h)	05/18/2018	168	15,300	2,449,989	74,708	152,771

					374,537	349,221

Over-the-Counter Options on Currency – 0.1%
EUR Put(h)(t)	01/14/2019	1	9,928,000	12,529,128	$346,401	$418,614
PHP Put(h)(u)	05/18/2018	51	37,450,000	36,568,971	941,231	1,106,910

					1,287,632	1,525,524

Total					$1,662,169	$1,874,745

Notional Amount (†††)	Description	Value(†)
Purchased Swaptions – 0.1%
	Interest Rate Swaptions – 0.1%
$104,980,000	10-year Interest Rate Swap Call, expiring 6/4/2018, Pay 3-month LIBOR, Receive 2.8000% (v) (Identified Cost $910,702)	1,045,391

Written Options – (0.0%)

Description	Expiration Date	Exercise Price	Shares	Notional Amount	Premiums (Received)	Value (†)
Options on Securities – (0.0%)
Allergan PLC, Call	04/20/2018	180	(11,500)	$(1,935,335)	$(14,686)	$(11,558)
Apple, Inc., Call	04/20/2018	185	(7,700)	(1,291,906)	(34,909)	(2,194)
CenturyLink, Inc., Call	06/15/2018	19	(79,000)	(1,297,970)	(37,692)	(20,145)
Home Depot, Inc. (The), Call	05/18/2018	210	(10,000)	(1,782,400)	(31,770)	(1,350)

Total					$(119,057)	$(35,247)

Notional Amount (†††)	Description	Value(†)
Written Swaptions – (0.0%)
	Interest Rate Swaptions – (0.0%)
104,980,000	10-year Interest Rate Swap Call, expiring 6/4/2018, Pay 3-month LIBOR, Receive 2.5000% (v) (Premiums Received $241,454)	$(233,685)

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Centrally cleared swap agreements are valued at settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers.

Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service.

Bilateral interest rate swaps are valued based on prices supplied by an independent pricing source.

Domestic exchange-traded single equity option contracts are valued at the mean of the National Best Bid and Offer quotations.

Options on futures contracts are valued using the current settlement price on the exchange on which, over time, they are traded most extensively.

Option contracts on domestic indices are valued at the average of the closing bid and ask quotations as of the close of trading on the Chicago Board Options Exchange (“CBOE”).

Option contracts on foreign indices are priced at the most recent settlement price.

Other exchange-traded options are valued at the average of the closing bid and ask quotations on the exchange on which, over time, they are traded most extensively.

Over-the-counter (“OTC”) currency options and swaptions are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service, if available.

Other OTC option contracts (including currency options and swaptions not priced through an independent pricing service) are valued based on quotations obtained from broker-dealers.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of March 31, 2018, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$2,894,824	0.2%	$27,470,167	2.2%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(†††)	Interest rate swaptions are expressed as notional amount. Options on securities are expressed as shares. Options on currency are expressed as units of currency.
(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(b)	Variable rate security. Rate as of March 31, 2018 is disclosed.
(c)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2018 is disclosed.
(d)	Level 3 security. Value has been determined using significant unobservable inputs.
(e)	Fair valued by the Fund’s adviser. At March 31, 2018, the value of these securities amounted to $27,470,167 or 2.2% of net assets.
(f)	Illiquid security.
(g)	Securities subject to restriction on resale. At March 31, 2018, the restricted securities held by the Fund are as follows:

	Acquisition Date	Cost	Value	% of Net Assets
Aergen LLC	March 6, 2017	$5,854,500	$312,045	Less than 0.1%
ECAF I Blocker Ltd.	June 18, 2015	9,000,000	8,912,709	0.7%
GCA2014 Holdings Ltd., Series 2014-1, Class C	December 18, 2014	2,100,990	1,554,732	0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class D	December 18, 2014	836,489	332,504	Less than 0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class E	December 18, 2014	2,657,606	—	0.0%
Working Capital Solutions Funding LLC	December 29, 2016	5,700,000	5,700,000	0.5%

(h)	Non-income producing security.
(i)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2018, the value of these securities amounted to $2,894,824 or 0.2% of net assets.
(j)	Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(k)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional principal. For the period ended March 31, 2018, interest payments were made in cash.
(l)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(m)	Perpetual bond with no specified maturity date.
(n)	Position is unsettled. Contract rate was not determined at March 31, 2018 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(o)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at March 31, 2018. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(p)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at March 31, 2018.
(q)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(r)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(s)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(t)	Counterparty is Deutsche Bank AG.
(u)	Counterparty is Bank of America, N.A.
(v)	Counterparty is Morgan Stanley Capital Services, Inc.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the value of Rule 144A holdings amounted to $380,175,835 or 30.8% of net assets.
ABS	Asset-Backed Securities
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ARS	Auction Rate Security
CDOR	Canadian Dollar Offered Rate
EMTN	Euro Medium Term Note
EURIBOR	Euro Interbank Offered Rate
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

PIK	Payment-in-Kind
SLM	Sallie Mae
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Swap Agreements

The Fund may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Fund may be either the protection buyer or the protection seller. As a protection buyer, the Fund has the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Fund has the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Fund may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Swap agreements are valued daily and fluctuations in the value are recorded as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded as receivable or payable. When received or paid, fees are recorded as realized gain or loss. Upfront premiums paid or received by the Fund are recorded as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Fund as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. The Fund covers its net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

At March 31, 2018, the Fund had the following open bilateral credit default swap agreements:

Buy Protection

Counterparty	Reference Obligation	(Pay)/ Receive Fixed Rate[1]	Expiration Date	Notional Value(‡)	Unamortized Up Front Premium Paid/(Received)		Market Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank N.A.	Enel SpA	(1.00%)	12/20/2022	3,500,000	EUR$	(57,235)	$(79,768)	$(22,533)
JPMorgan Chase Bank N.A.	Teva Pharmaceutical Finance Co. BV	(1.00%)	12/20/2022	500,000		53,925	28,554	(25,371)
JPMorgan Chase Bank N.A.	Teva Pharmaceutical Finance Co. BV	(1.00%)	12/20/2022	750,000		78,307	42,832	(35,475)
Morgan Stanley Capital Services, Inc.	CDX.EM Series 29 100, 5-Year	(1.00%)	6/20/2023	16,385,000		338,391	294,258	(44,133)
Morgan Stanley Capital Services, Inc.	ITRX Asia ex-Japan Index Series 29, 5-Year	(1.00%)	6/20/2023	7,580,000		(83,121)	(77,116)	6,005
Morgan Stanley Capital Services, Inc.	ITRX Asia ex-Japan Index Series 29, 5-Year	(1.00%)	6/20/2023	6,100,000		(62,498)	(62,059)	439
Morgan Stanley Capital Services, Inc.	Republic of Turkey	(1.00%)	6/20/2023	12,275,000		516,263	539,350	23,087
Morgan Stanley Capital Services, Inc.	United Mexican States	(1.00%)	6/20/2023	11,400,000		101,244	47,171	(54,073)

Total							$733,222	$(152,054)

At March 31, 2018, the Fund had the following open centrally cleared interest rate swap agreements:

Notional Value	Currency	Expiration Date	Fund Pays[2]	Fund Receives[2]	Market Value	Unrealized Appreciation (Depreciation)[3]
16,700,000	CAD	9/14/2027	2.351%	3-month CDOR	$148,301	$147,965
39,700,000	CAD	9/15/2027	2.365%	3-month CDOR	315,792	314,981
39,700,000	CAD	9/15/2027	2.360%	3-month CDOR	329,027	328,220
39,700,000	CAD	9/18/2027	2.386%	3-month CDOR	261,454	260,626
30,950,000	CAD	9/19/2027	2.363%	3-month CDOR	252,400	251,763
41,000,000	CAD	9/14/2021	3-month CDOR	2.095%	(224,708)	(224,195)
97,600,000	CAD	9/15/2021	3-month CDOR	2.115%	(485,188)	(483,931)
97,600,000	CAD	9/15/2021	3-month CDOR	2.110%	(497,861)	(496,613)
97,600,000	CAD	9/18/2021	3-month CDOR	2.120%	(476,336)	(475,068)
76,460,000	CAD	9/19/2021	3-month CDOR	2.070%	(472,808)	(471,871)
133,420,000	USD	1/5/2028	2.432%	3-month LIBOR	3,960,942	3,960,942
673,470,000	USD	1/5/2020	3-month LIBOR	2.110%	(5,059,221)	(5,059,222)

Total					$(1,948,206)	$(1,946,403)

(‡)	Notional value stated in U.S. dollars unless otherwise noted.
[1]	Payments are made quarterly.
[2]	Payments are made semiannually.
[3]	Differences between unrealized appreciation (depreciation) and market value, if any, are due to interest booked as part of the initial trades.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. When the Fund enters into a forward foreign currency contract, it is required to pledge cash or high-quality securities equal to a percentage of the notional amount of the contract to the counterparty as an independent amount of collateral. The Fund may pledge additional collateral to the counterparty to the extent of mark-to-market losses on open contracts.

At March 31, 2018, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	4/03/2018	BRL	B	12,995,000	$3,891,884	$3,936,149	$44,265
Bank of America, N.A.	4/03/2018	BRL	S	12,995,000	3,995,142	3,936,149	58,993
Bank of America, N.A.	5/03/2018	BRL	S	12,995,000	3,880,784	3,926,634	(45,850)

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	4/23/2018	EUR	B	195,000	$239,940	$240,261	$321
Bank of America, N.A.	4/23/2018	EUR	S	195,000	240,572	240,261	311
Bank of America, N.A.	4/27/2018	EUR	S	44,875,000	55,772,445	55,306,694	465,751
Bank of America, N.A.	4/12/2018	GBP	S	2,730,000	3,777,203	3,831,475	(54,272)
Bank of America, N.A.	4/09/2018	IDR	B	6,574,770,000	476,605	477,319	714
Bank of America, N.A.	4/09/2018	IDR	S	6,574,770,000	475,571	477,319	(1,748)
Bank of America, N.A.	4/09/2018	INR	B	38,965,000	595,158	597,031	1,873
Bank of America, N.A.	4/09/2018	INR	S	38,965,000	595,204	597,032	(1,828)
Bank of America, N.A.	4/27/2018	MXN	S	92,400,000	4,993,164	5,063,884	(70,720)
Bank of America, N.A.	5/21/2018	PHP	B	1,845,925,000	36,230,128	35,293,605	(936,523)
Bank of America, N.A.	4/30/2018	PHP	S	57,145,000	1,091,178	1,093,736	(2,558)
Bank of America, N.A.	4/16/2018	PLN	B	1,240,000	362,400	362,272	(128)
Bank of America, N.A.	4/16/2018	PLN	S	1,240,000	363,781	362,273	1,508
Bank of America, N.A.	4/23/2018	THB	B	22,720,000	729,491	727,046	(2,445)
BNP Paribas S.A.	4/23/2018	CAD	B	1,595,000	1,236,717	1,238,530	1,813
BNP Paribas S.A.	4/23/2018	CAD	S	1,595,000	1,219,187	1,238,530	(19,343)
BNP Paribas S.A.	4/09/2018	JPY	B	37,805,000	358,400	355,427	(2,973)
BNP Paribas S.A.	4/09/2018	JPY	S	37,805,000	355,566	355,428	138
BNP Paribas S.A.	4/16/2018	MXN	B	5,160,000	275,203	283,266	8,063
BNP Paribas S.A.	4/30/2018	MXN	B	11,250,000	608,056	616,261	8,205
BNP Paribas S.A.	4/16/2018	MXN	S	5,160,000	273,887	283,266	(9,379)
BNP Paribas S.A.	4/16/2018	NOK	S	6,470,000	836,287	825,684	10,603
BNP Paribas S.A.	4/13/2018	SEK	S	3,965,000	482,045	475,162	6,883
BNP Paribas S.A.	4/20/2018	TRY	B	1,880,000	476,118	473,948	(2,170)
BNP Paribas S.A.	4/20/2018	TRY	S	1,880,000	468,647	473,948	(5,301)
Citibank N.A.	4/05/2018	EUR	B	780,000	952,074	959,817	7,743
Citibank N.A.	4/09/2018	EUR	B	490,000	604,816	603,130	(1,686)
Citibank N.A.	4/09/2018	EUR	S	490,000	604,963	603,130	1,833
Citibank N.A.	4/16/2018	HUF	S	121,810,000	482,015	480,182	1,833
Credit Suisse International	4/27/2018	COP	S	18,400,000,000	6,444,044	6,583,338	(139,294)
Deutsche Bank AG	4/16/2018	CLP	B	145,480,000	241,521	240,917	(604)
Deutsche Bank AG	4/09/2018	CNY	B	9,855,000	1,550,992	1,565,998	15,006
Deutsche Bank AG	4/09/2018	CNY	S	7,685,000	1,222,947	1,221,176	1,771
Deutsche Bank AG	4/09/2018	CNY	S	2,170,000	342,352	344,821	(2,469)
Deutsche Bank AG	4/16/2018	COP	B	684,110,000	240,799	244,798	3,999
Deutsche Bank AG	4/27/2018	EUR	S	2,000,000	2,486,070	2,464,922	21,148
Deutsche Bank AG	7/03/2018	EUR	S	1,320,000	1,635,740	1,635,183	557
Deutsche Bank AG	4/23/2018	GBP	S	5,095,000	7,146,247	7,154,044	(7,797)
Deutsche Bank AG	4/13/2018	IDR	B	6,649,590,000	483,959	482,602	(1,357)

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	4/30/2018	IDR	B	8,353,495,000	$607,748	$605,485	$(2,263)
Deutsche Bank AG	4/13/2018	IDR	S	6,649,590,000	481,854	482,601	(747)
Deutsche Bank AG	4/05/2018	ILS	B	1,645,000	478,434	469,040	(9,394)
Deutsche Bank AG	4/16/2018	ILS	B	1,330,000	387,067	379,480	(7,587)
Deutsche Bank AG	4/05/2018	ILS	S	4,145,000	1,192,663	1,181,867	10,796
Deutsche Bank AG	4/16/2018	ILS	S	1,330,000	383,855	379,480	4,375
Deutsche Bank AG	4/30/2018	ILS	S	2,960,000	846,466	845,271	1,195
Deutsche Bank AG	4/16/2018	KRW	B	258,730,000	243,053	242,850	(203)
Deutsche Bank AG	4/16/2018	KRW	S	258,730,000	241,759	242,850	(1,091)
Deutsche Bank AG	4/23/2018	MXN	B	6,595,000	349,647	361,654	12,007
Deutsche Bank AG	4/20/2018	PLN	B	805,000	234,889	235,204	315
Deutsche Bank AG	4/30/2018	PLN	S	2,905,000	857,565	848,952	8,613
Goldman Sachs & Co.	4/23/2018	SGD	B	315,000	239,165	240,357	1,192
Goldman Sachs & Co.	4/09/2018	TWD	B	17,495,000	598,836	600,301	1,465
Goldman Sachs & Co.	4/09/2018	TWD	B	26,740,000	919,216	917,522	(1,694)
Goldman Sachs & Co.	5/09/2018	TWD	B	44,235,000	1,523,769	1,520,834	(2,935)
Goldman Sachs & Co.	4/09/2018	TWD	S	44,235,000	1,518,538	1,517,823	715
HSBC Bank USA	4/23/2018	NOK	B	3,745,000	484,787	478,028	(6,759)
HSBC Bank USA	4/16/2018	ZAR	B	5,570,000	470,308	469,671	(637)
Morgan Stanley & Co.	4/26/2018	AUD	S	475,000	366,172	364,823	1,349
Morgan Stanley & Co.	4/03/2018	BRL	B	40,300,000	12,080,336	12,206,758	126,422
Morgan Stanley & Co.	4/03/2018	BRL	S	40,300,000	12,391,612	12,206,758	184,854
Morgan Stanley & Co.	4/30/2018	BRL	S	1,220,000	366,641	368,729	(2,088)
Morgan Stanley & Co.	5/03/2018	BRL	S	40,300,000	12,045,852	12,177,250	(131,398)
Morgan Stanley & Co.	4/23/2018	CLP	B	295,280,000	487,865	489,008	1,143
Morgan Stanley & Co.	4/23/2018	CLP	S	295,280,000	484,861	489,008	(4,147)
Morgan Stanley & Co.	4/04/2018	CNY	B	12,240,000	1,926,314	1,945,347	19,033
Morgan Stanley & Co.	4/13/2018	CNY	B	3,050,000	481,148	484,588	3,440
Morgan Stanley & Co.	5/04/2018	CNY	B	12,240,000	1,945,636	1,943,302	(2,334)
Morgan Stanley & Co.	4/04/2018	CNY	S	12,240,000	1,946,410	1,945,347	1,063
Morgan Stanley & Co.	4/12/2018	EUR	S	10,050,000	12,407,629	12,372,935	34,694
Morgan Stanley & Co.	4/30/2018	GBP	B	425,000	604,553	596,934	(7,619)
Morgan Stanley & Co.	4/20/2018	GBP	S	1,225,000	1,709,909	1,719,839	(9,930)
Morgan Stanley & Co.	4/26/2018	JPY	B	51,140,000	485,959	481,240	(4,719)

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co.	4/20/2018	KRW	S	886,470,000	$830,806	$832,169	$(1,363)
Morgan Stanley & Co.	4/09/2018	MXN	B	236,150,000	12,528,516	12,977,740	449,224
Morgan Stanley & Co.	4/23/2018	NZD	B	670,000	484,076	484,191	115
Morgan Stanley & Co.	4/23/2018	NZD	S	670,000	488,618	484,191	4,427
Morgan Stanley & Co.	4/27/2018	PEN	S	3,100,000	955,405	960,092	(4,687)
Morgan Stanley & Co.	4/09/2018	PLN	S	120,345,000	35,715,982	35,155,996	559,986
Morgan Stanley & Co.	4/09/2018	THB	B	11,270,000	358,906	360,479	1,573
Morgan Stanley & Co.	4/09/2018	THB	S	11,270,000	360,283	360,479	(196)
Morgan Stanley & Co.	4/03/2018	TWD	B	10,440,000	358,517	358,062	(455)
Morgan Stanley & Co.	4/03/2018	TWD	S	10,440,000	356,254	358,062	(1,808)
Morgan Stanley & Co.	4/30/2018	ZAR	S	361,810,000	30,866,025	30,448,436	417,589
UBS AG	4/09/2018	CAD	B	465,000	363,019	360,977	(2,042)
UBS AG	4/09/2018	CAD	S	465,000	358,622	360,977	(2,355)
UBS AG	4/16/2018	INR	B	76,130,000	1,171,141	1,165,459	(5,682)
UBS AG	4/20/2018	INR	B	54,980,000	842,311	841,263	(1,048)
UBS AG	4/27/2018	JPY	B	50,850,000	485,025	478,537	(6,488)
UBS AG	4/23/2018	MYR	B	1,380,000	352,044	356,518	4,474
UBS AG	4/20/2018	TRY	S	1,430,000	359,222	360,503	(1,281)

Total							$981,995

At March 31, 2018, the Fund had the following open forward cross currency contracts:

Counterparty	Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Notional Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	4/09/2018	EUR	10,515,000	MXN	246,674,540	$13,556,121	$613,437
UBS AG	4/05/2018	EUR	10,515,000	GBP	9,348,992	13,117,190	178,110

Total							$791,547

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At March 31, 2018, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	6/20/2018	168	$20,307,208	$20,351,625	$44,417

At March 31, 2018, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500®	6/15/2018	171	$22,783,210	$22,597,650	$185,560
Ultra Long U.S. Treasury Bond	6/20/2018	210	33,601,978	33,698,438	(96,460)

Total					$89,100

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$136,023,118	$3,700,160	(a)	$139,723,278
ABS Other	—	46,086,438	3,162,007	(b)(c)	49,248,445
ABS Student Loan	—	4,189,605	4,706,058	(d)	8,895,663
Independent Energy	—	24,395,311	—	(c)	24,395,311
All Other Non-Convertible Bonds*	—	580,266,503	—		580,266,503

Total Non-Convertible Bonds	—	790,960,975	11,568,225		802,529,200

Convertible Bonds*	—	32,778,240	—		32,778,240

Total Bonds and Notes	—	823,739,215	11,568,225		835,307,440

Senior Loans*	—	141,599,704	—		141,599,704
Loan Participations*	—	—	13,298,017	(e)	13,298,017
Preferred Stocks*	—	8,658,994	—		8,658,994
Common Stocks*	61,845,547	—	—		61,845,547
Exchange-Traded Funds	8,438,923	—	—		8,438,923
Other Investments*	—	—	9,224,754	(f)	9,224,754
Short-Term Investments	—	129,942,912	—		129,942,912
Purchased Options*	349,221	1,525,524	—		1,874,745
Purchased Swaptions*	—	1,045,391	—		1,045,391

Total Investments	70,633,691	1,106,511,740	34,090,996		1,211,236,427

Bilateral Credit Default Swap Agreements (unrealized appreciation)	—	29,531	—		29,531
Centrally Cleared Interest Rate Swap Agreements (unrealized appreciation)	—	5,264,497	—		5,264,497
Forward Foreign Currency Contracts (unrealized appreciation)	—	3,304,937	—		3,304,937
Futures Contracts (unrealized appreciation)	229,977	—	—		229,977

Total	70,863,668	1,115,110,705	34,090,996		1,220,065,369

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options*	$(35,247)	$—	$—	$(35,247)
Written Swaptions*	—	(233,685)	—	(233,685)
Bilateral Credit Default Swap Agreements (unrealized depreciation)	—	(181,585)	—	(181,585)
Centrally Cleared Interest Rate Swap Agreements (unrealized depreciation)	—	(7,210,900)	—	(7,210,900)
Forward Foreign Currency Contracts (unrealized depreciation)	—	(1,531,395)	—	(1,531,395)
Futures Contracts (unrealized depreciation)	(96,460)	—	—	(96,460)

Total	$(131,707)	$(9,157,565)	$—	$(9,289,272)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices ($640,000) or fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund ($3,059,917) or fair valued by the Fund’s adviser ($243).
(b)	Valued using broker-dealer bid prices ($1,274,771) or fair valued by the Fund’s adviser using broker dealer bid prices for which inputs are unobservable to the Fund ($1,554,732) or fair valued by the Fund’s adviser ($332,504).
(c)	Includes a security fair valued at zero using level 3 inputs.
(d)	Valued using broker-dealer bid prices.
(e)	Fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund ($7,598,017) or fair valued by the Fund’s adviser ($5,700,000).
(f)	Fair valued by the Fund’s adviser using broker dealer bid prices for which inputs are unobservable to the Fund ($8,912,709) or fair valued by the Fund’s adviser ($312,045).

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2017 and/or March 31, 2018:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2017		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2018		Change in Unrealized Appreciation (Depreciation) from Investments Held at Still March 31, 2018
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$1,615,466		$—	$3,989	$6	$3,699,916	$(4,222)	$—	$(1,614,995)	$3,700,160		$(1)
ABS Other	2,992,445		—	—	147,926	46,692	(25,056)	—	—	3,162,007		147,926
ABS Student Loan	4,900,039		—	244	775	—	(195,000)	—	—	4,706,058		941
Independent Energy	—	(a)	97,659	—	(97,659)	—	—	—	—	—	(a)	(97,659)
Non-Agency Commercial Mortgage-Backed Securities	542,412		—	—	—	—	—	—	(542,412)	—		—
Loan Participations	13,637,785		98	320	(4,338)	—	(335,848)	—	—	13,298,017		(4,785)
Other Investments
Aircraft ABS	14,411,624		—	—	(5,186,870)	—	—	—	—	9,224,754		(5,186,870)

Total	$38,099,771		$97,757	$4,553	$(5,140,160)	$3,746,608	$(560,126)	$—	$(2,157,407)	$34,090,996		$(5,140,448)

(a)	Fair valued at zero.

Debt securities valued at $2,157,407 were transferred from Level 3 to Level 2 during the period ended March 31, 2018. At December 31, 2017 these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities. At March 31, 2018, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts, futures contracts, option contracts, swaptions and swap agreements.

The Fund seeks to achieve positive total returns over a full market cycle. The Fund pursues its objective by utilizing a flexible investment approach that allocates investments across a global range of investment opportunities related to credit, currencies and interest rates, while employing risk management techniques to mitigate downside risk. At times, the Fund expects to gain its investment exposure substantially through the use of derivatives, including forward foreign currency contracts, futures and option contracts, interest rate swaptions and swap agreements. During the period ended March 31, 2018, the Fund used futures, forward foreign currency, option contracts, swaptions, interest rate swap agreements and credit default swap agreements (as a protection seller) to gain investment exposures in accordance with its objective.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts, interest rate swap agreements and interest rate swaptions to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the the period ended March 31, 2018, the Fund engaged in swaptions for hedging purposes.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts and option contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. During the period ended March 31, 2018, the Fund engaged in forward foreign currency and option contracts for hedging purposes.

The Fund is subject to the risk that companies in which the Fund invests will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund. The Fund may use credit default swaps, as a protection buyer, to hedge its credit exposure to issuers of bonds it holds without having to sell the bonds. During the period ended March 31, 2018, the Fund engaged in credit default swap transactions (as a protection buyer) to hedge its credit exposure.

The Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below-average performance in individual securities or in the equity market as a whole. The Fund may use futures contracts, purchased put options and written call options to hedge against a decline in value of an equity security that it owns. The Fund may also write put options to offset the cost of options used for hedging purposes. During the period ended March 31, 2018, the Fund engaged in futures and option contracts for hedging purposes.

The following is a summary of derivative instruments for the Fund, as of March 31, 2018:

Assets	Investments at value[1]	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts	Swap agreements at value	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$1,525,524	$3,304,937	$—	$—	$4,830,461
Credit contracts	—	—	—	952,165	952,165
Interest rate contracts	1,045,391	—	—	—	1,045,391

Total over-the-counter asset derivatives	$2,570,915	$3,304,937	$—	$952,165	$6,828,017

Exchange-traded/cleared asset derivatives
Interest rate contracts	$—	$—	$44,417	$5,267,916	$5,312,333
Equity contracts	349,221	—	185,560	—	534,781

Total exchange-traded/cleared asset derivatives	$349,221	$—	$229,977	$5,267,916	$5,847,114

Total asset derivatives	$2,920,136	$3,304,937	$229,977	$6,220,081	$12,675,131

Liabilities	Options written at value	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts	Swap agreements at value	Total
Over-the-counter liability derivatives
Foreign exchange contracts	$—	$(1,531,395)	$—	$—	$(1,531,395)
Credit contracts	—	—	—	(218,943)	(218,943)
Interest rate contracts	(233,685)	—	—	—	(233,685)

Total over-the-counter liability derivatives	$(233,685)	$(1,531,395)	$—	$(218,943)	$(1,984,023)

Exchange-traded/cleared liability derivatives
Interest rate contracts	$—	$—	$(96,460)	$(7,216,122)	$(7,312,582)
Equity contracts	(35,247)	—	—	—	(35,247)

Total exchange-traded/cleared liability derivatives	$(35,247)	$—	$(96,460)	$(7,216,122)	$(7,347,829)

Total liability derivatives	$(268,932)	$(1,531,395)	$(96,460)	$(7,435,065)	$(9,331,852)

[1]	Represents purchased options/swaptions, at value.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

OTC derivatives, including forward foreign currency contracts, options, swaptions and swap agreements, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of March 31, 2018, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty:	Derivatives	Collateral Pledged
BNP Paribas S.A.	$(3,461)	$—
Credit Suisse International	(139,294)	150,000
Goldman Sachs & Co.	(1,257)	—
HSBC Bank USA	(7,396)	—
JPMorgan Chase Bank, N.A.	(8,382)	20,000

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of March 31, 2018:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$29,355,767	$25,093,140

Net Loss amount reflects cash and securities received as collateral of $2,290,718.

Industry Summary at March 31, 2018 (Unaudited)

ABS Home Equity	11.3%
Treasuries	5.9
ABS Car Loan	5.5
ABS Credit Card	5.1
ABS Other	5.1
Technology	3.8
Automotive	3.4
Food & Beverage	3.4
Banking	3.3
Non-Agency Commercial Mortgage-Backed Securities	3.0
Government Owned—No Guarantee	2.5
Cable Satellite	2.4
Midstream	2.1
Independent Energy	2.1
Healthcare	2.0
Other Investments, less than 2% each	26.6
Short-Term Investments	10.5

Total Investments	98.0
Other assets less liabilities (including open written options/swaptions, swap agreements, forward foreign currency and futures contracts)	2.0

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2018 (Unaudited)

McDonnell Intermediate Municipal Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 93.5% of Net Assets
Municipals – 93.5%
	Alabama – 1.4%
$500,000	UAB Medicine Finance Authority Revenue, UAB Medicine Obligated Group, Series B-2, 3.500%, 9/01/2035	$485,985

	California – 16.1%
380,000	Bay Area Water Supply & Conservation Agency Revenue, Series A, 5.000%, 10/01/2024	434,317
1,000,000	California Municipal Finance Authority Revenue, University of La Verne, Series A, 3.750%, 6/01/2037	1,024,940
485,000	California School Finance Authority Revenue, Aspire Public Schools Obligated Group, Refunding, 5.000%, 8/01/2027	538,922
250,000	California Statewide Communities Development Authority Revenue, Beverly Community Hospital Association, 4.000%, 11/01/2032	253,228
700,000	Garden Grove Unified School District, 2010 Election, GO, Series C, 5.000%, 8/01/2035	788,998
640,000	Madera Unified School District, Capital Appreciation, 2016 Election, GO, 4.500%, 8/01/2029	437,325
1,000,000	Norman Y. Mineta San Jose International Airport Revenue, Refunding, Series A, AMT, (BAM Insured), 4.000%, 3/01/2042	1,023,330
760,000	San Gorgonio Memorial Health Care District, GO, Refunding, 5.000%, 8/01/2024	876,789

		5,377,849

	Colorado – 6.2%
260,000	Colorado Springs Utilities System Revenue, Series B-2, 5.000%, 11/15/2033	293,857
400,000	Colorado State Health Facilities Authority Revenue, Craig Hospital Project, 5.000%, 12/01/2028	435,632
400,000	Denver City & County School District No. 1, GO, Prerefunded 12/01/2022@100, Series B, (State Aid Withholding), 5.000%, 12/01/2026	452,000
250,000	Denver City & County, Airport System Revenue, Series A, AMT, 5.000%, 11/15/2030	289,908
500,000	Regional Transportation District Sales Tax Revenue, Fastracks Project, Refunding, Series A, 5.000%, 11/01/2028	609,310

		2,080,707

	Florida – 12.2%
245,000	City of Cape Coral FL Utility Improvement Assessment, Various Areas, Water & Sewer Revenue, (AGM Insured), 3.000%, 9/01/2027	242,614
100,000	City of Cape Coral FL Utility Improvement Assessment, Various Areas, Water & Sewer Revenue, (AGM Insured), 3.000%, 9/01/2028	98,501
500,000	Fernandina Beach Utility System Revenue, Refunding, Series A, 5.000%, 9/01/2027	555,925

Principal Amount	Description	Value (†)
Municipals – continued
Florida – continued
$400,000	Orlando & Orange County Expressway Authority Revenue, Refunding, 5.000%, 7/01/2023	$446,168
1,000,000	Osceola County Sales Tax Revenue, Refunding, Series A, 5.000%, 10/01/2033	1,132,620
600,000	Sarasota County Infrastructure Sales Surtax Revenue, Refunding, 5.000%, 10/01/2022	675,354
400,000	Sarasota County Utility System Revenue, 5.000%, 10/01/2023	459,900
400,000	Volusia County Educational Facility Authority Revenue, Embry-Riddle Aeronautical University, Inc., Series B, 5.000%, 10/15/2025	457,744

		4,068,826

	Georgia – 0.9%
250,000	Savannah Hospital Authority Revenue, St. Joseph’s/Candler Health System Obligated Group, Series A, 5.500%, 7/01/2027	285,845

	Illinois – 3.7%
540,000	Chicago Midway International Airport Revenue, Second Lien, Refunding, Series A, AMT, 5.000%, 1/01/2031	593,881
500,000	Illinois Finance Authority Revenue, Loyola University Chicago, Series B, 5.000%, 7/01/2020	532,065
100,000	Illinois Finance Authority Revenue, Loyola University Chicago, Series B, 5.000%, 7/01/2021	108,620

		1,234,566

	Kansas – 2.3%
720,000	Sedgwick County Unified School District No. 265 Goddard, GO, Refunding, Series B, 4.000%, 10/01/2022	776,772

	Louisiana – 1.5%
200,000	New Orleans Aviation Board, General Airport Revenue, North Terminal Project, Series B, AMT, 5.000%, 1/01/2035	224,020
250,000	New Orleans Aviation Board, General Airport Revenue, North Terminal Project, Series B, AMT, 5.000%, 1/01/2036	279,425

		503,445

	Massachusetts – 1.3%
400,000	Massachusetts State Development Finance Agency Revenue, Emerson College, Series A, 5.000%, 1/01/2023	444,084

	Missouri – 2.4%
700,000	Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Refunding, 5.000%, 1/01/2024	794,276

Principal Amount	Description	Value (†)
Municipals – continued
	Nebraska – 3.4%
$1,000,000	Metropolitan Utilities District of Omaha Revenue, System Improvements, Refunding, 5.000%, 12/01/2022	$1,127,630

	Nevada – 1.7%
500,000	City of Henderson, GO, Various Purpose, Refunding, 5.000%, 6/01/2026	573,100

	New Jersey – 4.3%
265,000	New Jersey Health Care Facilities Financing Authority Revenue, Refunding, Virtual Health, Inc., 5.000%, 7/01/2023	300,430
500,000	New Jersey State Turnpike Authority Revenue, Series A, 5.000%, 1/01/2032	562,595
500,000	Rutgers The State University of New Jersey, Refunding, Series J, 5.000%, 5/01/2024	565,365

		1,428,390

	New Mexico – 1.7%
500,000	New Mexico Hospital Equipment Loan Council Revenue, Presbyterian Healthcare Services Obligated Group, Refunding, 5.000%, 8/01/2031	568,140

	New York – 3.1%
1,000,000	New York State Transportation Development Corp. Special Facility Revenue, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, (AGM Insured), 4.000%, 7/01/2037	1,030,620

	Ohio – 3.4%
500,000	Columbus, GO, Various Purpose, Series A, 5.000%, 8/15/2023	572,395
500,000	Hamilton County Hospital Facilities Revenue, UC Health Obligated Group, 5.000%, 2/01/2024	566,510

		1,138,905

	Pennsylvania – 0.9%
285,000	Delaware River Joint Toll Bridge Commission Revenue, Refunding, Series A, 4.000%, 7/01/2027	300,222

	Rhode Island – 1.7%
500,000	Rhode Island Clean Water Finance Agency Pollution Control Agency Revolving Fund-Pooled Loan, Series A, 5.000%, 10/01/2024	573,755

	South Dakota – 1.7%
500,000	South Dakota Health & Educational Facilities Authority, Regional Health System Obligated Group, 5.000%, 9/01/2028	583,235

	Tennessee – 3.8%
500,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, Vanderbilt University Medical Center Obligated Group, Series A, 5.000%, 7/01/2030	568,235

Principal Amount	Description	Value (†)
Municipals – continued
Tennessee – continued
$615,000	Metropolitan Nashville Airport Authority (The) Revenue, Series B, AMT, 5.000%, 7/01/2023	$691,395

		1,259,630

	Texas – 2.5%
350,000	State of Texas Water Financial Assistance, GO, Series B, 5.000%, 8/01/2022	383,632
400,000	Tarrant County Cultural Education Facilities Finance Corp. Revenue, Methodist Hospitals of Dallas, 5.000%, 10/01/2024	453,896

		837,528

	Utah – 0.8%
250,000	Utah State Transit Authority Sales Tax Revenue, Refunding, 5.000%, 6/15/2024	279,955

	Virginia – 2.3%
705,000	Virginia College Building Authority, Prerefunded 02/01/2021@100, 5.000%, 2/01/2026	766,906

	Washington – 10.2%
1,140,000	Grant County Public Utility District No. 2, Refunding, Priest Rapids Hydroelectric Project, Series B, AMT, 5.000%, 1/01/2025	1,303,658
500,000	King County Public Hospital District No. 2, GO, Evergreen Healthcare, Series B, 5.000%, 12/01/2032	565,755
500,000	Port of Seattle Revenue, AMT, 5.000%, 7/01/2029	549,190
400,000	Port of Seattle Special Facility Revenue, Refunding, AMT, SEATAC Fuel Facility LLC, 5.000%, 6/01/2020	424,548
500,000	Snohomish County School District No. 15 Edmonds, GO, 5.000%, 12/01/2031	566,065

		3,409,216

	Wisconsin – 4.0%
225,000	Wisconsin Health & Educational Facilities Authority Revenue, Aspirus, Inc. Obligated Group, Refunding, Series A, 5.000%, 8/15/2031	253,474
1,000,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Ascension Health Credit Group, Series A, 4.500%, 11/15/2039	1,073,020

		1,326,494

	Total Bonds and Notes (Identified Cost $30,664,648)	31,256,081

Shares
Exchange-Traded Funds – 1.6%
5,000	SPDR® Nuveen S&P High Yield Municipal Bond ETF	278,700
10,000	VanEck Vectors® Short High-Yield Municipal Index ETF	242,100

	Total Exchange-Traded Funds (Identified Cost $532,053)	520,800

Principal Amount	Description	Value (†)
Short-Term Investments – 3.9%
$1,302,000	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2018 at 0.900% to be repurchased at $1,302,130 on 4/02/2018 collateralized by $1,310,000 U.S. Treasury Note, 2.750% due 11/15/2023 valued at $1,330,884 including accrued interest(a) (Identified Cost $1,302,000)	$1,302,000

	Total Investments – 99.0% (Identified Cost $32,498,701)	33,078,881
	Other assets less liabilities – 1.0%	334,137

	Net Assets – 100.0%	$33,413,018

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

(a)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

AGM	Assured Guaranty Municipal Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual
ETF	Exchange-Traded Fund
GO	General Obligation
SPDR	Standard & Poor’s Depositary Receipt

Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•	Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$31,256,081	$—	$31,256,081
Exchange-Traded Funds	520,800	—	—	520,800
Short-Term Investments	—	1,302,000	—	1,302,000

Total	$520,800	$32,558,081	$—	$33,078,881

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2018 there were no transfers among Levels 1, 2 and 3.

Holdings Summary at March 31, 2018 (Unaudited)

Medical	17.4%
Airport	12.5
General	11.9
Water	10.5
Higher Education	9.4
School District	9.0
General Obligation	8.8
Transportation	5.2
Utilities	4.8
Power	2.4
Education	1.6
Exchange-Traded Funds	1.6
Short-Term Investments	3.9

Total Investments	99.0
Other assets less liabilities	1.0

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2018 (Unaudited)

Natixis Oakmark Fund

Shares	Description	Value (†)
Common Stocks – 96.5% of Net Assets
	Air Freight & Logistics – 1.7%
21,615	FedEx Corp.	$5,189,978

	Airlines – 2.1%
126,400	American Airlines Group, Inc.	6,567,744

	Auto Components – 1.1%
35,500	Aptiv PLC	3,016,435
11,466	Delphi Technologies PLC	546,355

		3,562,790

	Automobiles – 3.7%
364,300	Fiat Chrysler Automobiles NV	7,475,436
111,200	General Motors Co.	4,041,008
383	Harley-Davidson, Inc.	16,423

		11,532,867

	Banks – 8.1%
299,800	Bank of America Corp.	8,991,002
149,700	Citigroup, Inc.	10,104,750
116,845	Wells Fargo & Co.	6,123,846

		25,219,598

	Beverages – 2.2%
50,850	Diageo PLC, Sponsored ADR	6,886,107

	Biotechnology – 1.3%
11,750	Regeneron Pharmaceuticals, Inc.(a)	4,046,230

	Capital Markets – 7.1%
103,900	Bank of New York Mellon Corp. (The)	5,353,967
17,930	Goldman Sachs Group, Inc. (The)	4,515,850
27,745	Moody’s Corp.	4,475,268
77,100	State Street Corp.	7,689,183

		22,034,268

	Consumer Finance – 5.0%
286,000	Ally Financial, Inc.	7,764,900
82,965	Capital One Financial Corp.	7,949,706

		15,714,606

	Electronic Equipment, Instruments & Components – 3.6%
195,600	Flex Ltd.(a)	3,194,148
81,000	TE Connectivity Ltd.	8,091,900

		11,286,048

	Energy Equipment & Services – 1.1%
97,500	National Oilwell Varco, Inc.	3,588,975

	Food & Staples Retailing – 2.0%
101,500	CVS Health Corp.	6,314,315

Shares	Description	Value (†)
Common Stocks – continued
	Food Products – 1.9%
74,890	Nestle S.A., Sponsored ADR	$5,920,055

	Health Care Equipment & Supplies – 3.2%
87,100	Baxter International, Inc.	5,664,984
52,330	Medtronic PLC	4,197,913

		9,862,897

	Health Care Providers & Services – 3.9%
70,900	HCA Healthcare, Inc.	6,877,300
25,365	UnitedHealth Group, Inc.	5,428,110

		12,305,410

	Hotels, Restaurants & Leisure – 1.7%
154,100	MGM Resorts International	5,396,582

	Industrial Conglomerates – 1.4%
329,000	General Electric Co.	4,434,920

	Insurance – 5.0%
57,032	Aflac, Inc.	2,495,720
134,245	American International Group, Inc.	7,305,613
42,375	Aon PLC	5,946,484

		15,747,817

	Internet & Direct Marketing Retail – 5.2%
1,760	Booking Holdings, Inc.(a)	3,661,486
199,200	Liberty Interactive Corp./QVC Group, Class A(a)	5,013,864
25,410	Netflix, Inc.(a)	7,504,844

		16,180,194

	Internet Software & Services – 4.5%
10,625	Alphabet, Inc., Class A(a)	11,019,612
19,200	Facebook, Inc., Class A(a)	3,067,968

		14,087,580

	IT Services – 7.0%
54,500	Automatic Data Processing, Inc.	6,184,660
46,965	MasterCard, Inc., Class A	8,226,389
61,230	Visa, Inc., Class A	7,324,333

		21,735,382

	Machinery – 3.8%
18,410	Caterpillar, Inc.	2,713,266
14,200	Cummins, Inc.	2,301,678
39,990	Parker Hannifin Corp.	6,839,490

		11,854,434

	Media – 5.3%
19,665	Charter Communications, Inc., Class A(a)	6,120,141
187,300	Comcast Corp., Class A	6,400,041
262,800	News Corp., Class A	4,152,240

		16,672,422

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – 3.8%
92,000	Anadarko Petroleum Corp.	$5,557,720
139,900	Apache Corp.	5,383,352
315,100	Chesapeake Energy Corp.(a)	951,602

		11,892,674

	Personal Products – 2.1%
117,875	Unilever PLC, Sponsored ADR	6,549,135

	Semiconductors & Semiconductor Equipment – 4.1%
155,400	Intel Corp.	8,093,232
44,600	Texas Instruments, Inc.	4,633,494

		12,726,726

	Software – 2.1%
143,900	Oracle Corp.	6,583,425

	Technology Hardware, Storage & Peripherals – 2.5%
46,455	Apple, Inc.	7,794,220

	Total Common Stocks (Identified Cost $233,334,319)	301,687,399

Principal Amount
Short-Term Investments – 3.5%
$10,944,871	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2018 at 0.900% to be repurchased at $10,945,965 on 4/02/2018 collateralized by $10,990,000 U.S. Treasury Note, 2.750% due 11/15/2023 valued at $11,165,203 including accrued interest(b) (Identified Cost $10,944,871)	10,944,871

Description	Value (†)
Total Investments – 100.0% (Identified Cost $244,279,190)	$312,632,270
Other assets less liabilities – (0.0)%	(82,917)

Net Assets – 100.0%	$312,549,353

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•	Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$301,687,399	$—	$—	$301,687,399
Short-Term Investments	—	10,944,871	—	10,944,871

Total	$301,687,399	$10,944,871	$—	$312,632,270

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2018, there were no transfers among Levels 1, 2 and 3.

Industry Summary at March 31, 2018 (Unaudited)

Banks	8.1%
Capital Markets	7.1
IT Services	7.0
Media	5.3
Internet & Direct Marketing Retail	5.2
Insurance	5.0
Consumer Finance	5.0
Internet Software & Services	4.5
Semiconductors & Semiconductor Equipment	4.1
Health Care Providers & Services	3.9
Oil, Gas & Consumable Fuels	3.8
Machinery	3.8
Automobiles	3.7
Electronic Equipment, Instruments & Components	3.6
Health Care Equipment & Supplies	3.2
Technology Hardware, Storage & Peripherals	2.5
Beverages	2.2
Software	2.1
Airlines	2.1
Personal Products	2.1
Food & Staples Retailing	2.0
Other Investments, less than 2% each	10.2
Short-Term Investments	3.5

Total Investments	100.0
Other assets less liabilities	(0.0)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2018 (Unaudited)

Vaughan Nelson Value Opportunity Fund

Shares	Description	Value (†)
Common Stocks – 96.0% of Net Assets
	Banks – 7.4%
645,750	Bank of NT Butterfield & Son Ltd. (The)	$28,981,260
285,600	Chemical Financial Corp.	15,616,608
833,125	Huntington Bancshares, Inc.	12,580,187
293,775	PacWest Bancorp	14,550,676

		71,728,731

	Building Products – 1.4%
221,925	Masonite International Corp.(a)	13,615,099

	Capital Markets – 3.2%
168,250	Nasdaq, Inc.	14,506,515
217,375	SEI Investments Co.	16,283,561

		30,790,076

	Chemicals – 3.8%
260,375	FMC Corp.	19,936,914
398,375	PolyOne Corp.	16,938,905

		36,875,819

	Commercial Services & Supplies – 1.9%
333,800	KAR Auction Services, Inc.	18,091,960

	Communications Equipment – 1.7%
413,825	CommScope Holding Co., Inc.(a)	16,540,585

	Consumer Finance – 1.8%
510,525	Synchrony Financial	17,117,903

	Containers & Packaging – 4.5%
129,150	Avery Dennison Corp.	13,722,187
448,400	Crown Holdings, Inc.(a)	22,756,300
61,850	Packaging Corp. of America	6,970,495

		43,448,982

	Diversified Consumer Services – 2.4%
958,975	Laureate Education, Inc., Class A(a)	13,185,906
195,550	ServiceMaster Global Holdings, Inc.(a)	9,943,718

		23,129,624

	Electrical Equipment – 1.3%
106,425	Hubbell, Inc.	12,960,437

	Energy Equipment & Services – 1.7%
227,375	Baker Hughes, a GE Co.	6,314,204
899,525	Forum Energy Technologies, Inc.(a)	9,894,775

		16,208,979

	Health Care Providers & Services – 3.6%
192,825	Centene Corp.(a)	20,607,208

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Providers & Services – continued
377,450	Envision Healthcare Corp.(a)	$14,505,403

		35,112,611

	Hotels, Restaurants & Leisure – 6.0%
466,575	Aramark	18,457,707
1,107,800	Extended Stay America, Inc.	21,901,206
279,225	Six Flags Entertainment Corp.	17,384,548

		57,743,461

	Household Durables – 3.2%
92,775	Mohawk Industries, Inc.(a)	21,544,210
372,285	Newell Brands, Inc.	9,485,822

		31,030,032

	Independent Power & Renewable Electricity Producers – 2.1%
1,023,200	Atlantica Yield PLC	20,034,256

	Insurance – 7.5%
214,650	Arthur J. Gallagher & Co.	14,752,895
297,425	Athene Holding Ltd., Class A(a)	14,219,889
258,300	First American Financial Corp.	15,157,044
210,100	Hartford Financial Services Group, Inc. (The)	10,824,352
115,500	Reinsurance Group of America, Inc.	17,787,000

		72,741,180

	IT Services – 8.2%
43,500	Alliance Data Systems Corp.	9,259,410
122,775	CACI International, Inc., Class A(a)	18,581,996
242,850	Fidelity National Information Services, Inc.	23,386,455
124,300	Fiserv, Inc.(a)	8,863,833
172,800	Global Payments, Inc.	19,270,656

		79,362,350

	Life Sciences Tools & Services – 0.9%
90,262	IQVIA Holdings, Inc.(a)	8,855,605

	Machinery – 9.6%
151,900	Middleby Corp. (The)(a)	18,803,701
957,725	Milacron Holdings Corp.(a)	19,288,581
217,500	Oshkosh Corp.	16,806,225
208,275	Pentair PLC	14,189,776
63,675	Snap-on, Inc.	9,394,610
320,525	Timken Co. (The)	14,615,940

		93,098,833

	Media – 1.8%
264,675	Nexstar Media Group, Inc., Class A	17,600,888

	Metals & Mining – 3.2%
1,355,175	Constellium NV, Class A(a)	14,703,649
185,550	Reliance Steel & Aluminum Co.	15,909,057

		30,612,706

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – 6.8%
383,825	Continental Resources, Inc.(a)	$22,626,484
1,604,400	QEP Resources, Inc.(a)	15,707,076
1,812,675	WPX Energy, Inc.(a)	26,791,336

		65,124,896

	REITs—Diversified – 2.4%
1,432,500	New Residential Investment Corp.	23,564,625

	REITs—Warehouse/Industrials – 1.1%
211,000	CyrusOne, Inc.	10,805,310

	Semiconductors & Semiconductor Equipment – 1.5%
156,425	Analog Devices, Inc.	14,255,010

	Software – 1.9%
123,700	Check Point Software Technologies Ltd.(a)	12,288,358
91,575	RingCentral, Inc., Class A(a)	5,815,013

		18,103,371

	Specialty Retail – 0.5%
117,325	Signet Jewelers Ltd.	4,519,359

	Technology Hardware, Storage & Peripherals – 1.8%
539,350	NCR Corp.(a)	17,000,312

	Textiles, Apparel & Luxury Goods – 1.4%
86,400	PVH Corp.	13,083,552

	Thrifts & Mortgage Finance – 1.4%
107,325	Essent Group Ltd.(a)	4,567,752
328,325	MGIC Investment Corp.(a)	4,268,225
248,300	Radian Group, Inc.	4,727,632

		13,563,609

	Total Common Stocks (Identified Cost $842,222,589)	926,720,161

Closed-End Investment Companies – 2.4%
1,442,500	Ares Capital Corp. (Identified Cost $22,033,873)	22,892,475

Principal Amount
Short-Term Investments – 1.4%
$13,678,448	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2018 at 0.900% to be repurchased at $13,679,816 on 4/02/2018 collateralized by $14,220,000 U.S. Treasury Note, 2.250% due 1/31/2024 valued at $13,955,935 including accrued interest(b) (Identified Cost $13,678,448)	13,678,448

Description	Value (†)
Total Investments – 99.8% (Identified Cost $877,934,910)	$963,291,084
Other assets less liabilities – 0.2%	1,806,695

Net Assets – 100.0%	$965,097,779

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$926,720,161	$—	$—	$926,720,161
Closed-End Investment Companies	22,892,475	—	—	22,892,475
Short-Term Investments	—	13,678,448	—	13,678,448

Total	$949,612,636	$13,678,448	$—	$963,291,084

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2018, there were no transfers among Levels 1, 2 and 3.

Industry Summary at March 31, 2018 (Unaudited)

Machinery	9.6%
IT Services	8.2
Insurance	7.5
Banks	7.4
Oil, Gas & Consumable Fuels	6.8
Hotels, Restaurants & Leisure	6.0
Containers & Packaging	4.5
Chemicals	3.8
Health Care Providers & Services	3.6
Household Durables	3.2
Capital Markets	3.2
Metals & Mining	3.2
REITs—Diversified	2.4
Diversified Consumer Services	2.4
Closed-End Investment Companies	2.4
Independent Power & Renewable Electricity Producers	2.1
Other Investments, less than 2% each	22.1
Short-Term Investments	1.4

Total Investments	99.8
Other assets less liabilities	0.2

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust II

By:	/s/ David L. Giunta
Name: David L. Giunta
Title: President and Chief Executive Officer
Date: May 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name: David L. Giunta
Title: President and Chief Executive Officer
Date: May 21, 2018

By:	/s/ Michael C. Kardok
Name: Michael C. Kardok
Title: Treasurer
Date: May 21, 2018